  As filed with the Securities and Exchange Commission on October 3, 2001

                                               Securities Act File No. 333-67856

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                                   FORM N-14
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                               ----------------

  [X] Pre-Effective Amendment No. 1         [_] Post-Effective Amendment No.

                        (Check appropriate box or boxes)

                               ----------------

                      SUNAMERICA MONEY MARKET FUNDS, INC.
             (Exact Name of Registrant as Specified in its Charter)

                               ----------------

                                 1-800-858-8850
                        (Area Code and Telephone Number)

                               ----------------

                                733 Third Avenue
                                  Third Floor
                               New York, NY 10017
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

                               ----------------

                             Robert M. Zakem, Esq.
                     c/o SunAmerica Asset Management Corp.
                                733 Third Avenue
                                  Third Floor
                               New York, NY 10017
                    (Name and Address of Agent for Service)

                               ----------------

                                   Copies to:
                             Counsel for the Fund:
                              Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022
                       Attention: Joel H. Goldberg, Esq.

                               ----------------

   Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

   Title of Securities Being Registered: Common stock, par value $.001 per share.

   No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

   The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NORTH AMERICAN FUNDS

                               Money Market Fund
                          Municipal Money Market Fund
                              286 Congress Street
                          Boston, Massachusetts 02210

                               ----------------

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

                               ----------------

                         TO BE HELD ON NOVEMBER 7, 2001

To our Shareholders:

   Notice is Hereby Given that a joint special meeting of shareholders (the "Meeting") of the Money Market Fund (the "NAF Money Market Fund") and Municipal Money Market Fund (the "NAF Municipal Money Market Fund," and together with the NAF Money Market Fund, the "Acquired Funds") of North American Funds will be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, MA 02210 on November 7, 2001 at 10:00 a.m. Eastern Time, for the following purposes:

     (1) (a) Both Acquired Funds: to approve or disapprove a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of the Acquired Funds, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM;

     (b) Both Acquired Funds: to approve or disapprove a new subadvisory agreement between AGAM and American General Investment Management, L.P. ("AGIM") or an affiliate thereof, the terms of which are the same in all material respects as the previous subadvisory agreement between AGAM and AGIM;

     (2) (a) NAF Money Market Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Money Market Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Money Market Fund by the SunAmerica Money Market Fund (the "SunAmerica Money Market Fund" or an "Acquiring Fund") of SunAmerica Money Market Funds, Inc., solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Money Market Fund, as described in the accompanying proxy statement and prospectus. The Money Market Agreement and Plan also provides for distribution of the shares of the SunAmerica Money Market Fund to shareholders of the NAF Money Market Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Money Market Fund as a separate investment portfolio of North American Funds;

     (b) NAF Municipal Money Market Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Municipal Money Market Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Municipal Money Market Fund by the SunAmerica Municipal Money Market Fund (the "SunAmerica Municipal Money Market Fund" or an "Acquiring Fund") of SunAmerica Money Market Funds, Inc., solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Municipal Money Market Fund, as described in the accompanying proxy statement and prospectus. The SunAmerica Municipal Money Market Fund is a newly created series of SunAmerica Money Market Funds, Inc., created for the purpose of receiving the assets from the NAF Municipal Money Market Fund. The Municipal Money Market Agreement and Plan also provides for distribution of the shares of the SunAmerica Municipal Money Market Fund to shareholders of the NAF Municipal Money Market Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Municipal Money Market Fund as a separate investment portfolio of North American Funds; and

     (3) To transact such other business as properly may come before the Meeting or any adjournment thereof.

   The Board of Trustees of North American Funds has fixed the close of business on September 17, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

   A complete list of the shareholders of each of the Acquired Funds entitled to vote at the Meeting will be available and open to the examination of any shareholders of each Acquired Fund for any purpose germane to such Meeting during ordinary business hours from and after October 24, 2001 at the offices of North American Funds, 286 Congress Street, Boston, Massachusetts and at the Meeting.

   You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed respective form of proxy and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, you may vote your shares by calling a specially designated telephone number (toll free 1-888-221-
0697) or via the Internet at http://www.proxyweb.com. Each of the enclosed proxies is being solicited on behalf of the Board of Trustees of North American Funds.


   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement, the New Subadvisory Agreement and the respective Agreement and Plan of Reorganization.

                                          By Order of the Board of Trustees,
                                          /s/ John I. Fitzgerald
                                          John I. Fitzgerald
                                          Secretary, North American Funds

Boston, Massachusetts

Dated: October 1, 2001

                    COMBINED PROXY STATEMENT AND PROSPECTUS

                      SUNAMERICA MONEY MARKET FUNDS, INC.
                              NORTH AMERICAN FUNDS

                               ----------------

                    JOINT SPECIAL MEETING OF SHAREHOLDERS OF
                               MONEY MARKET FUND
                                      AND
                          MUNICIPAL MONEY MARKET FUND
                                       OF
                              NORTH AMERICAN FUNDS

                               ----------------

                                NOVEMBER 7, 2001

   This Proxy Statement and Prospectus is furnished to you because you are a shareholder of one or more of the North American Funds referenced above. The Funds are holding a Joint Special Meeting of Shareholders (the "Meeting") on November 7, 2001 to consider the proposals described in this Proxy Statement and Prospectus.


   This Proxy Statement and Prospectus describes proposals to approve or disapprove (i) a new investment advisory agreement with American General Asset Management Corp. ("AGAM") and (ii) a new subadvisory agreement with AGAM and American General Investment Management, L.P. ("AGIM") or an affiliate thereof (collectively, "New AGIM") for your Fund. The terms of the new investment advisory agreement are the same in all material respects as your Fund's previous investment advisory agreement with AGAM, and the terms of the new subadvisory agreement are the same in all material respects as your Fund's previous subadvisory agreement between AGAM and AGIM.


   Your Board of Trustees is seeking your proxy to vote in favor of these proposals.


   In addition, your Board of Trustees is seeking your approval of a transaction involving your Fund. Under the proposal, your Fund would reorganize into a comparable portfolio of SunAmerica Money Market Funds, Inc. as set forth in the chart below. If this reorganization is approved by shareholders, you will become a shareholder of the SunAmerica fund listed opposite your Fund's name.



           Your Fund                      SunAmerica Fund
           ---------                      ---------------
   Money Market Fund          SunAmerica Money Market Fund
   Municipal Money Market
    Fund                      SunAmerica Municipal Money Market Fund


   This Proxy Statement and Prospectus serves as a prospectus of SunAmerica Money Market Funds, Inc. under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of shares to you pursuant to the terms of the reorganizations.


   Both North American Funds and SunAmerica Money Market Funds, Inc. are open-end series management investment companies. North American Funds is organized as a Massachusetts business trust and SunAmerica Money Market Funds, Inc. is organized as a Maryland corporation. The SunAmerica Municipal Money Market Fund is newly created and has not yet commenced operations.

                               ----------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
        AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE
          ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------

    The Date of this Proxy Statement and Prospectus is October 1, 2001.

   This Proxy Statement and Prospectus sets forth concisely the information about SunAmerica Money Market Funds, Inc. that you should know before considering a reorganization and should be retained for future reference. North American Funds has authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.




   The following documents are included in the package of documents that you received with this Proxy Statement and Prospectus:


  . The prospectus relating to SunAmerica Money Market Funds, Inc., dated
    April 30, 2001, as supplemented (the "Acquiring Funds Prospectus"). This document is incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).


  . The Annual Report to Shareholders of SunAmerica Money Market Funds, Inc.
    for the year ended December 31, 2000, and the Semi-Annual Report to Shareholders of SunAmerica Money Market Funds, Inc. for the six month period ended June 30, 2001. These documents are incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).


   Additional information about the proposed transactions is contained in a statement of additional information relating to this Proxy Statement and Prospectus (the "Statement of Additional Information") and is on file with the Securities and Exchange Commission (the "Commission"). The Statement of Additional Information is available without charge, upon request by calling one of the numbers set forth below or by writing North American Funds or SunAmerica Money Market Funds, Inc. at the addresses set forth below. The Statement of Additional Information, dated October 1, 2001, is incorporated by reference into this Proxy Statement and Prospectus.


   Other documents containing information about the Funds have been filed with the Commission. These other documents are available without charge by writing to the address or calling the toll free number set forth below:



   If they relate to       If they relate to SunAmerica Money Market Funds,
   North American Funds:   Inc.:
   North American Funds    SunAmerica Money Market Funds, Inc.
   286 Congress Street     The SunAmerica Center
   Boston, Massachusetts
    02210                  733 Third Avenue
   1-800-872-8037          New York, New York 10017
                           1-800-858-8850


   These documents are:


  . The statement of additional information relating to SunAmerica Money
    Market Funds, Inc., dated April 30, 2001, as supplemented (the "Acquiring Funds Statement").


  . The preliminary prospectus relating to SunAmerica Money Market Funds,
    Inc., subject to completion and dated August 14, 2001, as supplemented.


  . The preliminary statement of additional information of SunAmerica Money
    Market Funds, Inc., subject to completion and dated August 14, 2001, as supplemented.




  . The prospectuses relating to North American Funds, each dated March 1,
    2001, as supplemented (the "Acquired Funds Prospectuses"). These documents are incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus.)


  . The statement of additional information relating to North American Funds, dated March 1, 2001, as supplemented (the "Acquired Funds Statement").


  . The Annual Report to Shareholders of North American Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of North American Funds for the six month period ended April 30, 2001.

   The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the Acquiring Funds Prospectus, the Acquired Funds Prospectuses, the Acquiring Funds Statement, the Acquired Funds Statement, other material incorporated by reference and other information regarding the Funds.


   The address of the principal executive offices of SunAmerica Money Market Funds, Inc. is The SunAmerica Center, 733 Third Avenue, New York, New York 10017, the telephone number is 1-800-858-8850 and the web address is http://www.sunamericafunds.com. The address of the principal executive offices of North American Funds is 286 Congress Street, Boston, Massachusetts 02210, the telephone number is 1-800-872-8037 and the web address is http://www.northamericanfunds.com.

   The shareholders solicited and entitled to vote on Proposals 1a, 1b, 2a and 2b of this Proxy Statement and Prospectus are outlined in the following table:


                Proposal                                   Fund
                --------                                   ----
1. (a) Approval of New Investment         Both North American Funds referenced
 Advisory Agreement                       above, each voting separately
   (b) Approval of New Subadvisory        Both North American Funds referenced
 Agreement                                above, each voting separately
2. (a) Approval of Agreement and Plan of  Money Market Fund
       Reorganization relating to Money
       Market Fund
   (b) Approval of Agreement and Plan of  Municipal Money Market Fund
       Reorganization relating to
       Municipal Money Market Fund


                               ----------------

                               TABLE OF CONTENTS


                                                                          Page
                                                                          ----
INTRODUCTION.............................................................   2

SUMMARY..................................................................   3
THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AND SUBADVISORY
AGREEMENTS...............................................................   3

THE REORGANIZATIONS......................................................   4
  What Shareholders of an Acquired Fund Will Receive in a
   Reorganization........................................................   4
  Reasons for the Reorganization.........................................   4
FEE TABLES AND EXAMPLES..................................................   6
THE FUNDS................................................................  13
  Business of the Acquired Funds.........................................  13
  Business of the Acquiring Funds........................................  13
  Comparison of the Funds................................................  13

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS........................  17
PRINCIPAL RISKS OF INVESTING IN THE FUNDS................................  17

PROPOSALS NOS. 1(a)-(b): APPROVAL OF THE NEW INVESTMENT ADVISORY
AGREEMENT AND THE NEW SUBADVISORY AGREEMENT..............................  18
THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AND SUBADVISORY
AGREEMENTS...............................................................  18
  Board Considerations...................................................  18

PROPOSAL NO. 1(a) NEW INVESTMENT ADVISORY AGREEMENT......................  20
  Description of the New Investment Advisory Agreement...................  20
  Additional Information About AGAM......................................  20

PROPOSAL NO. 1(b) NEW SUBADVISORY AGREEMENT..............................  23
  Description of the New Subadvisory Agreement...........................  23
  Additional Information About AGIM......................................  24

PROPOSALS NOS. 2(a)-(b): APPROVAL OF THE PLANS...........................  25

COMPARISON OF THE FUNDS..................................................  25
  Directors and Officers.................................................  25
  Management Arrangements................................................  28
  Distribution and Shareholder Servicing Arrangements....................  30
  Other Service Agreements with Affiliates...............................  31
  Purchase, Exchange and Redemption of Shares............................  32
  Performance............................................................  36
  Shareholder Rights.....................................................  37
  Tax Information........................................................  37
  Portfolio Transactions.................................................  38
  Portfolio Turnover.....................................................  38
  Additional Information.................................................  38

THE REORGANIZATIONS......................................................  40
  General................................................................  40
  Terms of the Plans.....................................................  40
  NAF Board Considerations: Potential Benefits to Shareholders as a
   Result of the Reorganizations.........................................  42
  Federal Income Tax Consequences of the Reorganizations.................  44
  Capitalization.........................................................  45

GENERAL..................................................................  46

                                                                           Page
                                                                           ----
INFORMATION CONCERNING THE MEETING........................................   46
  Date, Time and Place of Meeting.........................................   46
  Solicitation, Revocation and Use of Proxies.............................   46
  Record Date and Outstanding Shares......................................   46
  Security Ownership of Certain Beneficial Owners and Management of the
   Funds..................................................................   47
  Voting Rights and Required Vote.........................................   48

ADDITIONAL INFORMATION....................................................   49

LEGAL PROCEEDINGS.........................................................   49

LEGAL OPINIONS............................................................   50

EXPERTS...................................................................   50

SHAREHOLDER PROPOSALS.....................................................   50

EXHIBIT IA................................................................ IA-1
EXHIBIT IB................................................................ IB-1
EXHIBIT II................................................................ II-1

                                 INTRODUCTION

   This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of North American Funds (the "NAF Board") for use at the Meeting to be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, MA 02210 on November 7, 2001, at 10:00 a.m., Eastern Time. The mailing address for North American Funds is 286 Congress Street, Boston, Massachusetts 02210. The approximate mailing date of this Proxy Statement and Prospectus is October 5, 2001.


   Before we describe the proposals any further, we need to define certain words or phrases that are used in this Proxy Statement and Prospectus:


     Acquired Fund: Your Fund, which is a portfolio of North American
Funds.


    Acquiring Fund: The portfolio of SunAmerica Money Market Funds, Inc. that is acquiring a comparable portfolio of North American Funds.


     Combined Fund: The Acquiring Fund after completion of the
  Reorganization.


     Fund: Either the Acquired Fund or Acquiring Fund, depending on the context.


     Investment Company Act: The Investment Company Act of 1940, as amended.


     Money Market Combined Fund: The SunAmerica Money Market Fund after the Reorganization.


    Money Market Funds: The Money Market Fund of North American Funds and the SunAmerica Money Market Fund.


    Municipal Money Market Combined Fund: The SunAmerica Municipal Money Market Fund after the Reorganization.


    Municipal Money Market Funds: The Municipal Money Market Fund of North American Funds and the SunAmerica Municipal Money Market Fund.


    Plan: The Agreement and Plan of Reorganization, which sets forth the terms of each Reorganization and is being submitted for shareholder approval.


    Reorganization: The transaction through which an Acquired Fund will be acquired by an Acquiring Fund and shareholders of an Acquired Fund will become shareholders of an Acquiring Fund.

                                    SUMMARY

   The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the forms of the New Investment Advisory Agreement, the New Subadvisory Agreement and the Plans, attached hereto as Exhibits IA, IB and II, respectively.




                     THE AIG MERGER AND THE NEW INVESTMENT
                      ADVISORY AND SUBADVISORY AGREEMENTS


   On August 29, 2001, American International Group, Inc. ("AIG") acquired American General Corporation ("American General"), the parent company of AGAM and AGIM (the "AIG Merger"). As a result of the AIG Merger, AGAM and AGIM became subsidiaries of AIG. AIG is also the parent company of SunAmerica Asset Management Corp. ("SAAMCo").




   As a result of the AIG Merger, applicable law requires shareholder approval of a new investment advisory agreement (the "New Investment Advisory Agreement") with AGAM for your Fund, and approval of a new subadvisory agreement (the "New Subadvisory Agreement") between AGAM and New AGIM, to allow them to continue to serve your Fund after the AIG Merger. The New Investment Advisory and New Subadvisory Agreements are collectively referred to as the "New Agreements." The terms of the New Investment Advisory Agreement and New Subadvisory Agreement are the same in all material respects as your Fund's previous investment advisory agreement with AGAM (the "Previous Investment Advisory Agreement") and previous subadvisory agreement (the "Previous Subadvisory Agreement"). See "Proposal No. 1(a): New Investment Advisory Agreement--Description of the New Investment Advisory Agreement" below for a description of the New Investment Advisory Agreement and the services to be provided by AGAM thereunder, and "Proposal No. 1(b): The New Subadvisory Agreement--Description of the New Subadvisory Agreement" below for a description of the New Subadvisory Agreement and the services to be provided by New AGIM thereunder.


   In connection with its approval of the New Investment Advisory and New Subadvisory Agreements, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the AIG Merger did not involve any changes in the overall form of the advisory or subadvisory contracts, the advisory fees, or any of the Acquired Funds' objectives or policies. The NAF Board also considered that AGAM and SAAMCo had indicated that while they intended to propose the Reorganizations to the NAF Board at a subsequent meeting until such Reorganizations were approved and consummated, SAAMCo and AIG represented there would be no material change in the nature and quality of services provided by AGAM and New AGIM. As part of its deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM and/or New AGIM; the amount and structure of investment advisers' fees generally and the fees payable under the New Agreements; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the AIG Merger.


   In addition, the NAF Board considered the fact that at some point after consummation of the AIG Merger, the operations of AGIM might be consolidated with those of another affiliate within the AIG member companies to eliminate duplication and attempt to create economies of scale within the organization. The NAF Board was assured that any such internal reorganization would not result in a change in the personnel responsible for providing services to the applicable Acquired Fund or in the nature or quality of those services. Accordingly, the NAF Board approved each of the Interim Subadvisory Agreement and the New Subadvisory Agreement with AGIM or an affiliate that may in the future conduct the advisory business previously conducted by AGIM (previously defined collectively as "New AGIM").

   AGAM and AGIM are wholly owned subsidiaries of American General. Prior to the AIG Merger, American General was a part of one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. SAAMCo is the investment adviser for the Acquiring Funds. SAAMCo has been in the business of investment management since 1982 and as of June 30, 2001, managed, advised and/or administered approximately $28.5 billion of assets. AIG, SAAMCo's parent, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.


                              THE REORGANIZATIONS

What Shareholders of an Acquired Fund Will Receive in a Reorganization


   If shareholders approve their Fund's Reorganization and the Reorganization takes place:


  .The Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the Acquired Fund;


  .Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund;


  .Shareholders holding Class A, Class B, Class C and Institutional Class I shares, if any, of the Acquired Fund will receive Class A, Class B, Class II and Class I shares, respectively, of the Acquiring Fund (the "Corresponding Shares"); and


  .Corresponding Shares received by shareholders of the Acquired Fund will have the same aggregate net asset value as the shares of the Acquired Fund held immediately prior to the Reorganization.


   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code"). This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization.




Reasons for the Reorganizations


   On August 2, 2001, the NAF Board unanimously approved each Reorganization, subject to shareholder approval and completion of the AIG Merger. The NAF Board, including all of the NAF Independent Trustees (as defined below), has determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, has determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined in the Plans). Although, as a result of the Reorganizations, a shareholder of the Combined Fund may receive Corresponding Shares which represent a smaller percentage of ownership in the respective Acquiring Fund than he or she held in the Acquired Fund prior to the respective Reorganization, the total dollar value of the shares will remain the same; in addition, an Acquired Fund shareholder should end up with the same number of shares because the Funds all seek to maintain a price per share of $1.00. The NAF Independent Trustees are the Trustees who are not "interested persons" of North American Funds (within the meaning of the Investment Company Act).

   The NAF Board unanimously recommends that you vote FOR the Plan relating to the Reorganization involving your Fund. Your Board of Trustees has based this recommendation on its consideration of the principal reasons underlying each Reorganization, including the following:


  .the fact that following each Reorganization, shareholders of each Acquired
    Fund would remain invested in a mutual fund having substantially the same investment objective and similar investment techniques;


  .the fees and expenses of the Acquired Funds, the Acquiring Funds and the Combined Funds;


  .fee waivers and expense reimbursements currently in place and the possibility of their termination;


  .potential benefits to shareholders likely to result from each Reorganization, such as allowing Class A shareholders to avoid sales charges on exchanges and to "tack" their holding periods for purposes of Class B exchanges and contingent deferred sales charge calculations; and


  .the fact that the Reorganizations will not result in dilution of the interests of Acquired Fund shareholders.


   For a more detailed discussion of the factors considered by your Board in approving the Reorganizations, see "Proposals Nos. 2(a)-(b): Approval of the Plans--The Reorganizations" below.


   If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that (i) AGAM will continue to serve as the investment adviser, and New AGIM will continue to serve as subadviser, of the Acquired Funds until the closing of the Reorganizations (which is currently anticipated to occur during the fourth calendar quarter of 2001), (ii) the Reorganizations will occur as soon as practicable thereafter, provided that the Funds have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in the Plans, and (iii) after the consummation of the Reorganizations, SAAMCo will manage the assets of the Acquired Funds as part of the Combined Funds, and New AGIM will serve as subadviser to the Municipal Money Market Combined Fund. The Plans may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein), (i) by mutual agreement of the NAF Board and the Board of Directors of SunAmerica Money Market Funds, Inc. (the "SunAmerica Board"); (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

                          FEE TABLES AND EXAMPLES


  Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds (as of December 31, 2000) and Pro Forma Fee Table for each of the Combined Funds


                          (as of June 30, 2001)*



                              Class A Shares              Class B Shares          Class C/Class II Shares
                        --------------------------- --------------------------- ---------------------------
                             Actual       Pro Forma      Actual       Pro Forma      Actual       Pro Forma
                        ----------------- --------- ----------------- --------- ----------------- ---------
                         NAF   SunAmerica   Money    NAF   SunAmerica   Money    NAF   SunAmerica   Money
                        Money    Money     Market   Money    Money     Market   Money    Money     Market
                        Market   Market   Combined  Market   Market   Combined  Market   Market   Combined
                         Fund     Fund      Fund     Fund     Fund      Fund     Fund     Fund      Fund
                        ------ ---------- --------- ------ ---------- --------- ------ ---------- ---------
Shareholder Fees
(fees paid
directly from
your investment):
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering price...        None     None      None     None     None      None     None     1.00%     1.00%
Maximum Deferred
Sales Charge
(Load) (as a
percentage of
original purchase
price or
redemption price,
whichever is
lower) (1).......        None     None      None     None     5.00%     5.00%    None     1.00%     1.00%
Maximum Sales
Charge (Load)
Imposed on
Reinvested
Dividends........        None     None      None     None     None      None     None     None      None
Redemption Fee
(2)..............        None     None      None     None     None      None     None     None      None
Annual Fund
Operating
Expenses (as a
percentage of
average net
assets) (expenses
that are deducted
from Fund
assets):
 Management
 Fees............        0.20%    0.48%     0.48%    0.20%    0.48%     0.48%    0.20%    0.48%     0.48%
 Distribution
 and/or Service
 (12b-1)
 Fees (3)........        None     0.15%     0.15%    None     0.90%     0.90%    None     0.90%     0.90%
 Other Expenses..        0.86%    0.32%     0.32%    0.86%    0.38%     0.38%    0.86%    0.55%     0.44%
Total Annual Fund
Operating
Expenses Before
Expense
Reimbursement....        1.06%    0.95%     0.95%    1.06%    1.76%     1.76%    1.06%    1.93%     1.82%
Expense
Reimbursement (4)(5)..   0.26%     --        --      0.26%     --        --      0.26%    0.18%      --
Net Expenses
(6)..............        0.80%    0.95%     0.95%    0.80%    1.76%     1.76%    0.80%    1.75%     1.82%
                        Institutional Class I/Class
                                 I Shares
                        ---------------------------
                             Actual       Pro Forma
                        ----------------- ---------
                         NAF   SunAmerica   Money
                        Money    Money     Market
                        Market   Market   Combined
                         Fund     Fund     Fund**
                        ------ ---------- ---------
Shareholder Fees
(fees paid
directly from
your investment):
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering price...        None     N/A       None
Maximum Deferred
Sales Charge
(Load) (as a
percentage of
original purchase
price or
redemption price,
whichever is
lower) (1).......        None     N/A       None
Maximum Sales
Charge (Load)
Imposed on
Reinvested
Dividends........        None     N/A       None
Redemption Fee
(2)..............        None     N/A       None
Annual Fund
Operating
Expenses (as a
percentage of
average net
assets) (expenses
that are deducted
from Fund
assets):
 Management
 Fees............        0.20%    N/A       0.48%
 Distribution
 and/or Service
 (12b-1)
 Fees (3)........        None     N/A       None
 Other Expenses..        0.86%    N/A       0.45%
Total Annual Fund
Operating
Expenses Before
Expense
Reimbursement....        1.06%    N/A       0.93%
Expense
Reimbursement (4)(5)..   0.26%    N/A       0.13%
Net Expenses
(6)..............        0.80%    N/A       0.80%

-------
+  As reflected in the Acquired Funds Prospectuses.



* "Other Expenses," "Total Annual Fund Operating Expenses Before Expense Reimbursement" and "Expense Reimbursement" have been estimated for the Money Market Combined Fund.

** The Money Market Combined Fund will commence offering Class I shares upon completion of the applicable Reorganization.

(1) Class A, Class B and Class C shares of an Acquired Fund are not subject to a contingent deferred sales charge ("CDSC") and the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the respective Acquired Fund as of the date of the closing of such Reorganization will not be subject to a CDSC either. Future purchases of Class A, Class B or Class II shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund.


   With respect to the Acquiring Funds (and to future purchases of Class A, Class B or Class II shares of the Combined Funds after the closing of the Reorganizations), (i) purchases of Class A shares of $1 million or more are subject to a CDSC on redemptions made within two years of purchase (1.00% on shares sold within one year of purchase and 0.50% on shares sold after the first year and within the second year after purchase) if the original purchase was Class A of another SunAmerica Mutual Fund which you subsequently exchanged into shares of an Acquiring Fund, (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquiring Funds' CDSC schedule set forth under "Proposals No. 2(a)-(b): Approval of the Plans" and (iii) the CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See the Acquiring Funds Prospectus for more information about the CDSCs applicable to the Acquiring Funds and the Combined Funds.

(2) In the case of the Acquiring Funds (and hence the Combined Funds) a $15.00 fee may be imposed on wire and overnight mail redemptions.
(3) Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
(4) With respect to each Acquired Fund, amounts reflect AGAM's contractual obligation to waive, and to the extent necessary, reimburse certain fees and expenses of such Acquired Fund through February 28, 2002. If shareholders do not approve the Reorganizations, there is no assurance AGAM would continue to provide such fee reductions and expense reimbursements past such date.

(5) With respect to certain classes of the Acquiring Funds and the Combined Funds, the SunAmerica Board, including a majority of the Directors who are not "interested persons" of SunAmerica Money Market Funds, Inc., within the meaning of Section 2(a)(19) of the Investment Company Act (the "SunAmerica Independent Directors"), approved the Acquiring Funds' (and hence the Combined Funds') Investment Advisory and Management Agreement with SAAMCo subject to the net expense ratios set forth above. SAAMCo may not increase such ratios, which are contractually required by an agreement with the SunAmerica Board, without the approval of the SunAmerica Board, including a majority of the SunAmerica Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the SunAmerica Board, including a majority of the SunAmerica Independent Directors.


(6) SAAMCo is voluntarily waiving fees and/or reimbursing so that the total net expense ratio of Class II shares of the SunAmerica Money Market Fund does not exceed 1.76%. These waivers and reimbursements will continue indefinitely, but may be terminated at any time.


The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder of an Acquired Fund bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Fund would be assuming the Reorganizations were completed on June 30, 2001.

   These examples are intended to help you compare the cost of investing in the Money Market Funds with the cost of investing in other mutual funds.


Examples


   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.


                                                 Cumulative Expenses Paid
                                                    for the Period of:
                                            ----------------------------------
                                                             5
                                            1 Year 3 Years Years  10 Years (4)
                                            ------ ------- ------ ------------
Expenses if you did redeem your shares at
 the end of the period:
Class A
  NAF Money Market Fund (1)................  $ 82   $311   $  560    $1,271
  SunAmerica Money Market Fund.............    97    303      526     1,166
  Pro Forma Money Market Combined Fund*....    97    303      526     1,166
Class B
  NAF Money Market Fund (1)................  $ 82   $311   $  560    $1,271
  SunAmerica Money Market Fund.............   679    854    1,154     1,859
  Pro Forma Money Market Combined Fund*....   679    854    1,154     1,859
Class C/Class II
  NAF Money Market Fund (1)................  $ 82   $311   $  560    $1,271
  SunAmerica Money Market Fund (1).........   376    646    1,039     2,142
  Pro Forma Money Market Combined Fund*
   (2).....................................   383    667    1,075     2,216
Institutional Class I/Class I
  NAF Money Market Fund (1)................  $ 82   $311   $  560    $1,271
  Pro Forma Money Market Combined Fund*....    82    255      444       990



                                            1 Year 3 Years 5 Years 10 Years (4)
                                            ------ ------- ------- ------------
Expenses if you did not redeem your shares
 at the end of the period:
Class A
  NAF Money Market Fund (1)...............   $ 82   $311   $  560     $1,271
  SunAmerica Money Market Fund............     97    303      526      1,166
  Pro Forma Money Market Combined Fund*...     97    303      526      1,166
Class B
  NAF Money Market Fund (1)...............   $ 82   $311   $  560     $1,271
  SunAmerica Money Market Fund............    179    554      954      1,859
  Pro Forma Money Market Combined Fund*...    179    554      954      1,859
Class C/Class II
  NAF Money Market Fund (1)...............   $ 82   $311   $  560     $1,271
  SunAmerica Money Market Fund (1)........    276    646    1,039      2,142
  Pro Forma Money Market Combined Fund*
   (3)....................................    283    667    1,075      2,216
Institutional Class I/Class I
  NAF Money Market Fund (1)...............   $ 82   $311   $  560     $1,271
  Pro Forma Money Market Combined Fund*...     82    255      444        990

--------
 *  Assuming the Reorganization had taken place on June 30, 2001.
(1) Expenses used for the Example include fee waivers and expense reimbursements described in footnotes (4) and/or (5) above under "--Fee Tables."

(2) SAAMCo is voluntarily waiving fees and/or reimbursing expenses for Class II shares of the Money Market Combined Fund. However, this fee waiver and/or expense reimbursement is not reflected in the example above. The following are your costs after these fees waivers and/or expense reimbursements: $377, $649, $1,045 and $2,152 for the periods of one year, three years, five years and ten years, respectively.


(3) SAAMCo is voluntarily waiving fees and/or reimbursing expenses for Class II shares of the Money Market Combined Fund. However, this fee waiver and/or expense reimbursement is not reflected in the example above. The following are your costs after these fees waivers and/or expense reimbursements: $277, $649, $1,045 and $2,152 for the periods of one year, three years, five years and ten years, respectively. Such voluntary fee waivers and expense reimbursements may be terminated at any time at the option of SAAMCo.

(4) Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Proposals Nos. 2(a)-(b): Approval of the Plans."

 Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the

 Acquiring Funds (as of June 30, 2001) and Pro Forma Fee Table for each of the
                              Combined Funds


                          (as of June 30, 2001)*



                                 Class A Shares                 Class B Shares            Class C/Class II Shares
                         ------------------------------ ------------------------------ ------------------------------
                                Actual        Pro Forma        Actual        Pro Forma        Actual        Pro Forma
                         -------------------- --------- -------------------- --------- -------------------- ---------
                            NAF    SunAmerica Municipal    NAF    SunAmerica Municipal    NAF    SunAmerica Municipal
                         Municipal Municipal    Money   Municipal Municipal    Money   Municipal Municipal    Money
                           Money     Money     Market     Money     Money     Market     Money     Money     Market
                          Market     Market   Combined   Market     Market   Combined   Market     Market   Combined
                           Fund       Fund      Fund      Fund       Fund      Fund      Fund       Fund      Fund
                         --------- ---------- --------- --------- ---------- --------- --------- ---------- ---------
Shareholder Fees (fees
paid directly from your
investment):
Maximum Sales Charge
(Load) Imposed on
Purchases (as a
percentage of offering
price)..................   None       None      None      None       None      None      None       1.00%      1.00%
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption price,
whichever is lower)
(1).....................   None       None      None      None       5.00%     5.00%     None       1.00%      1.00%
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends....   None       None      None      None       None      None      None       None       None
Redemption Fee (2)......   None       None      None      None       None      None      None       None       None
Annual Fund Operating
Expenses (as a
percentage of average
net assets) (expenses
that are deducted from
Fund assets):
 Management Fees........   0.35%      0.35%     0.35%     0.35%      0.35%     0.35%     0.35%      0.35%      0.35%
 Distribution and/or
 Service (12b-1) Fees
 (3)....................   None       0.15%     0.15%     None       0.90%     0.90%     None       0.90%      0.90%
 Other Expenses.........   0.81%      2.16%     2.16%     0.81%      2.28%     2.28%     0.81%      9.07%      9.07%
Total Annual Fund
Operating Expenses
Before Expense
Reimbursement...........   1.16%      2.66%     2.66%     1.16%      3.53%     3.53%     1.16%     10.32%     10.32%
Expense Reimbursement
(4)(5)..................   0.36%      1.71%     1.71%     0.36%      1.83%     1.83%     0.36%      8.62%      8.62%
Net Expenses ...........   0.80%      0.95%     0.95%     0.80%      1.70%     1.70%     0.80%      1.70%      1.70%

----
+  As reflected in the Acquired Funds Prospectuses.



* "Other Expenses," "Total Annual Fund Operating Expenses Before Expense Reimbursement" and "Expense Reimbursement" have been estimated for the SunAmerica Municipal Money Market Fund and the Municipal Money Market Combined Fund.




(1) Class A, Class B and Class C shares of an Acquired Fund are not subject to a CDSC and the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the respective Acquired Fund as of the date of the closing of such Reorganization will not be subject to a CDSC either. Future purchases of Class A, Class B or Class II shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund.


     With respect to the Acquiring Funds (and to future purchases of Class A, Class B or Class II shares of the Combined Funds after the closing of the Reorganizations), (i) purchases of Class A shares of $1 million or more are subject to a CDSC on redemptions made within two years of purchase (1.00% on shares sold within one year of purchase and 0.50% on shares sold after the first year and within the second year after purchase) if the original purchase was Class A of another SunAmerica Mutual Fund which you subsequently exchanged into shares of an Acquiring Fund, (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquiring Funds' CDSC schedule set forth under "Proposals No. 2(a)-(b): Approval of the Plans--Comparison of the Funds--Purchase, Exchange and Redemption of Shares" and (iii) the CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See the Acquiring Funds Prospectus for more information about the CDSCs applicable to the Acquiring Funds and the Combined Funds.

(2) In the case of the Acquiring Funds (and hence the Combined Funds) a $15.00 fee may be imposed on wire and overnight mail redemptions.


(3) Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


(4) With respect to each Acquired Fund, amounts reflect AGAM's contractual obligation to waive, and to the extent necessary, reimburse certain fees and expenses of such Acquired Fund through February 28, 2002. If shareholders do not approve the Reorganizations, there is no assurance AGAM would continue to provide such fee reductions and expense reimbursements past such date.


(5) With respect to certain classes of the Acquiring Funds and the Combined Funds, the SunAmerica Board, including a majority of the SunAmerica Independent Directors, approved the Acquiring Funds' (and hence the Combined Funds') Investment Advisory and Management Agreement with SAAMCo subject to the net expense ratios set forth above. SAAMCo may not increase such ratios, which are contractually required by an agreement with the SunAmerica Board, without the approval of the SunAmerica Board, including a majority of the SunAmerica Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the SunAmerica Board, including a majority of the SunAmerica Independent Directors.




The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder of an Acquired Fund bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Fund would be assuming the Reorganizations were completed on June 30, 2001.

   These examples are intended to help you compare the cost of investing in the Municipal Money Market Funds with the cost of investing in other mutual funds.


Examples


   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.


                                               Cumulative Expenses Paid
                                                  for the Period of:
                                         -------------------------------------
                                         1 Year 3 Years 5 Years 10 Years(/2/))
                                         ------ ------- ------- --------------
Expenses if you did redeem your shares
 at the end of the period:
Class A
  NAF Municipal Money Market Fund (1)...  $ 82   $333   $  604      $1,377
  SunAmerica Municipal Money Market Fund
   (1)..................................    97    303      526       1,166
  Pro Forma Municipal Money Market
   Combined Fund* (1)...................    97    303      526       1,166
Class B
  NAF Municipal Money Market Fund (1)...  $ 82   $333   $  604      $1,377
  SunAmerica Municipal Money Market Fund
   (1)..................................   673    836    1,123       1,810
  Pro Forma Municipal Money Market
   Combined Fund* (1)...................   673    836    1,123       1,810
Class C/Class II
  NAF Municipal Money Market Fund (1)...  $ 82   $333   $  604      $1,377
  SunAmerica Municipal Money Market Fund
   (1)..................................   371    630    1,014       2,089
  Pro Forma Municipal Money Market
   Combined Fund* (1)...................   371    630    1,014       2,089

                                         1 Year 3 Years 5 Years 10 Years(/2/)
                                         ------ ------- ------- --------------
Expenses if you did not redeem your
 shares at the end of the period:
Class A
  NAF Municipal Money Market Fund (1)...  $ 82   $333   $  604      $1,377
  SunAmerica Municipal Money Market Fund
   (1)..................................    97    303      526       1,166
  Pro Forma Municipal Money Market
   Combined Fund* (1)...................    97    303      526       1,166
Class B
  NAF Municipal Money Market Fund (1)...  $ 82   $333   $  604      $1,377
  SunAmerica Municipal Money Market Fund
   (1)..................................   173    536      923       1,810
  Pro Forma Municipal Money Market
   Combined Fund* (1)...................   173    536      923       1,810
Class C/Class II
  NAF Municipal Money Market Fund (1)...  $ 82   $333   $  604      $1,377
  SunAmerica Municipal Money Market Fund
   (1)..................................   271    630    1,014       2,089
  Pro Forma Municipal Money Market
   Combined Fund* (1)...................   271    630    1,014       2,089

--------

 *  Assuming the Reorganization had taken place on June 30, 2001.


(1) Expenses used for the Example include fee waivers and expense reimbursements described in footnotes (4) and/or (5) above under "--Fee Tables."


(2) Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.






The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Proposals Nos. 2(a)-(b): Approval of the Plans."

                                   THE FUNDS

Business of the Acquired Funds

   Each Acquired Fund is organized as a separate investment portfolio or series of North American Funds, a Massachusetts business trust, which was established on September 28, 1988 pursuant to its Declaration of Trust. Each Acquired Fund is diversified within the meaning of the Investment Company Act.

Business of the Acquiring Funds

   Each Acquiring Fund is organized as a separate investment portfolio or series of SunAmerica Money Market Funds, Inc., a Maryland corporation, which was incorporated on July 20, 1983. The SunAmerica Municipal Money Market Fund is newly created and has not yet commenced operations. Each Acquiring Fund is diversified within the meaning of the Investment Company Act.

Comparison of the Funds

   A discussion of the investment objectives and principal investment policies of the Funds is set forth below. Those objectives and policies that are identified as fundamental may not be changed without shareholder approval.

                               Money Market Funds

 Investment Objectives

   Both Money Market Funds have substantially similar investment objectives. The investment objective of the NAF Money Market Fund is to obtain maximum current income consistent with preservation of principal and liquidity. The investment objective of the SunAmerica Money Market Fund is to seek as high a level of current income as is consistent with liquidity and stability of capital. The NAF Money Market Fund's investment objective is a fundamental policy, while SunAmerica Money Market Fund's investment objective is a nonfundamental policy.

 Principal Investment Strategies

   Both Money Market Funds also have substantially similar principal investment strategies. The NAF Money Market Fund tries to achieve its investment objective by investing in short-term money market securities to provide liquidity, protection of investment and current income. The SunAmerica Money Market Fund tries to achieve its investment objective by investing primarily in high-quality money market instruments selected principally on the basis of quality and yield. In accordance with Rule 2a-7 under the Investment Company Act ("Rule 2a-7"), both Funds must limit their investments to securities that mature in 13 months or less and both Funds must have a dollar weighted average portfolio maturity of 90 days or less. In addition, Rule 2a-7 imposes certain requirements as to the quality of the instruments that each Fund may hold.

                          Municipal Money Market Funds

 Investment Objectives

   Both Municipal Money Market Funds have substantially similar investment objectives. The investment objective of the NAF Municipal Money Market Fund is to seek liquidity, protection of capital and current income through investments in short-term money market securities that are exempt from regular federal income taxation. The investment objective of the SunAmerica Municipal Money Market Fund is to seek as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation. The investment objectives of both Municipal Money Market Funds are nonfundamental policies.

 Principal Investment Strategies

   The SunAmerica Municipal Money Market Fund will operate as the successor to the NAF Municipal Money Market Fund and both Funds have substantially similar principal investment strategies. The NAF Municipal Money Market Fund tries to achieve its investment objective by investing in short-term money market securities to provide liquidity, protection of investment and current income that is exempt from regular federal income tax. The SunAmerica Municipal Money Market Fund tries to achieve its investment objective by investing primarily in high-quality money market instruments selected primarily on the basis of quality and yield that are exempt from regular federal income tax. Under normal conditions, both Funds invest at least 80% of their total assets in municipal securities which pay income exempt from federal income taxes. Both Funds are subject to the requirements of Rule 2a-7 under the Investment Company Act.

   Both Funds may invest in private activity bonds. Federal tax law imposes an alternative minimum tax ("AMT") with respect to both corporations and individuals based on certain items of tax preference. Interest on certain municipal obligations, generally including private activity bonds issued after August 7, 1986, is treated as a tax preference item for purposes of the AMT. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for purposes of the AMT on corporations.


                                   All Funds

 Principal Risk Factors

   For a discussion of the principal risks of investing in each Fund, see "Principal Risk Factors and Special Considerations."

 Trustees, Directors and Officers

   North American Funds is governed by a Board of Trustees (a "Board"). SunAmerica Money Market Funds, Inc. is governed by a Board of Directors (a "Board" and, together with the Board of Trustees, the "Boards"). Each Board meets regularly to review its respective Funds' investments, performance, expenses, and other business affairs. Each Board elects its respective Funds' officers.

 Management Arrangements

   Comparison of Management and Administrative Arrangements and Fees. AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund. See "Proposals Nos. 2(a)-(b): Approval of the Plans-- Comparison of the Funds--Management Arrangements--Comparison of Management and Administrative Arrangements and Fees" for more detailed information regarding the advisory arrangements of the Funds.

   The table below sets forth the fees, as a percentage of average daily net assets, payable by each Acquired Fund and Acquiring Fund to AGAM and SAAMCo, respectively, for their management and administrative services:



   Fund:                                  Advisory Fee:
   -----                                  -------------
   NAF Money Market Fund                  0.20% up to $500 million and
                                          0.145% on excess over $500 million
   SunAmerica Money Market Fund           0.50% up to $600 million, 0.45% on
                                          the next $900 million and 0.40% on
                                          excess over $1.5 billion
   NAF Municipal Money Market Fund        0.35%
   SunAmerica Municipal Money Market Fund 0.35%

   The advisory fee rate payable by the Money Market Combined Fund after consummation of the Money Market Funds Reorganization will be the same as the advisory fee rate payable by the SunAmerica Money Market Fund and higher than the advisory fee rate payable by the NAF Money Market Fund. The advisory fee rate payable by the Municipal Money Market Combined Fund after consummation of the Municipal Money Market Funds Reorganization will be the same as the advisory fee rate payable by the NAF Municipal Money Market Fund. The table below sets forth the pro forma effective fee rate of each Combined Fund as of June 30, 2001, as a percentage of average daily net assets, assuming the Reorganizations had been completed as of such date:

           Combined Fund:               Pro Forma Effective Advisory Fee Rate:
           --------------               --------------------------------------
   Combined Money Market Fund                            0.48%
   Combined Municipal Money Market
    Fund                                                 0.35%

   Investment Advisory Agreements. The investment advisory agreement between SunAmerica Money Market Funds, Inc. on behalf of the Acquiring Funds and SAAMCo (the "SunAmerica Investment Advisory Agreement") is similar to both the New and Previous Investment Advisory Agreements applicable to the Acquired Funds (collectively, the "NAF Investment Advisory Agreement"), except for certain matters including the advisory fees, the effective dates, and the identity of the adviser. See "Proposals Nos. 2(a)-(b): Approval of the Plans" for further discussion regarding these agreements.


   Subadvisory Arrangements. New AGIM currently serves as subadviser to each of the Acquired Funds. After the Municipal Money Market Funds Reorganization, New AGIM will serve as the subadviser to the Municipal Money Market Combined Fund pursuant to a new subadvisory agreement with SAAMCo (the "SunAmerica Subadvisory Agreement"). The SunAmerica Subadvisory Agreement is similar to both the New and Previous Subadvisory Agreements applicable to the NAF Municipal Money Market Fund (collectively, the "NAF Subadvisory Agreement") except for certain matters including the effective dates and the identity of the subadviser. See "Proposals Nos. 2(a)-(b): Approval of the Plans" for further discussion regarding these agreements.


 Distribution and Shareholder Servicing Arrangements

   Distributor. American General Funds Distributors, Inc. ("AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. ("SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. See "Proposals Nos. 2(a)-(b): Approval of the Plans" for additional information regarding the Funds' distribution arrangements.


   Shareholder Servicing Fees for Class I. AGAM provides certain recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the NAF Money Market Fund. SACS will provide these services after the Reorganization with respect to Class I shares of the Money Market Combined Fund. See "Proposals Nos. 2(a)-(b), Approval of the Plans" for additional information regarding these services.


 Other Service Agreements with Affiliates

   SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SAAMCo, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street"), the transfer agent and custodian of the Acquiring Funds, in connection with certain services offered to the shareholders of the Acquiring Funds. See "Proposals Nos. 2(a)-(b): Approval of the Plans" for additional information regarding these service agreements.


 Other

   Shares. As with all mutual funds, investors purchase shares when they invest in the Funds. Share certificates are not generally issued.

   Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and to cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of Trustees/Directors, changes in fundamental policies, or approval of changes in investment advisory agreements.




   The table below sets forth the share classes currently offered by each of the Acquired Funds and the Acquiring Funds and the shares classes that will be offered by the Combined Funds after consummation of the respective Reorganizations.



                               SunAmerica Money   Money Market Combined
       NAF Money Market Fund     Market Fund               Fund
       --------------------- -------------------- ----------------------
Class            A                    A                     A
                 B                    B                     B
                 C                    II                    II
       Institutional Class I         N/A                    I
        NAF Municipal Money  SunAmerica Municipal Municipal Money Market
            Market Fund       Money Market Fund       Combined Fund
       --------------------- -------------------- ----------------------
Class            A                    A                     A
                 B                    B                     B
                 C                    II                    II


   Purchase of Shares. The procedures for purchasing shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(b): Approval of the Plans" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.


   Exchanges of Shares. The procedures for exchanging shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(b): Approval of the Plans" below, "Account Services" and "Section III: Investing in the North American Funds Institutional Classes of Shares" in the Acquired Funds Prospectuses and "Exchange Privilege" in the Acquiring Funds Prospectus.


   Redemption of Shares. The procedures for redeeming shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(b): Approval of the Plans" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.


   Dividends. The Funds currently have the same policies with respect to dividends. See "Proposals Nos. 2(a)-(b): Approval of the Plans" below, "Pricing of Shares" and "Dividends and Distributions from North American Funds" in the Acquired Funds Prospectuses and "Dividend Distribution and Account Policies" in the Acquiring Funds Prospectus.


   Net Asset Value. The price at which each Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share after receipt of the purchase or redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Time). For further discussion on net asset value and how it is determined, see "Proposals Nos. 2(a)-(b):
Approval of the Plans" below, "Pricing of Fund Shares" in the Acquired Funds Prospectuses and "Determination of Net Asset Value" in the Acquiring Funds Prospectus.


   Tax Considerations. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectus.


   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization. For a more detailed discussion regarding potential tax consequences of the Reorganizations, see "Proposals Nos. 2(a)-(b): Approval of the Plans."

             PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS


                 PRINCIPAL RISKS OF INVESTING IN THE FUNDS


   All of the investment risks associated with an investment in an Acquired Fund are the same as those associated with an investment in the respective Acquiring Fund. A discussion of the principal risks of investing in the Funds is set forth below. See the Acquired Funds Prospectuses, the Acquiring Funds Prospectus, the Acquired Funds Statement and the Acquiring Funds Statement for more detailed discussions of investment risks associated with an investment in the Funds. There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder's investment in the Fund will not decrease. Furthermore, although each Fund seeks to maintain a stable share price of $1.00, there can be no assurance that each Fund will be able to do so and it is possible to lose money by investing in a Fund.


All Funds


Interest Rate Fluctuations. Each Fund is subject to the risk that the value of its investments may be subject to changes in interest rates.


Credit Risk. Each Fund is also subject to credit risk, which is the risk that the issuer in which a Fund invests, will fail financially or otherwise fail to honor its obligations. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations.

Securities Selection. A strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

                         PROPOSALS NOS. 1(a)-(b):


             APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT


                     AND THE NEW SUBADVISORY AGREEMENT


   THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS


Board Considerations

   On August 29, 2001, AIG acquired American General in the AIG Merger. As a result of the AIG Merger, AGAM and AGIM became subsidiaries of AIG.


   As required by the Investment Company Act, the Previous Investment Advisory Agreement and Previous Subadvisory Agreement (the "Previous Agreements") each provided for automatic termination upon "assignment". Under the Investment Company Act, a change of control of an investment adviser (or subadviser) constitutes an "assignment". The consummation of the AIG Merger resulted in the assignment of the Previous Agreements, and their automatic termination. Therefore, as described below, shareholders are being asked to approve the New Agreements.


   At a meeting held on July 16-17, 2001, the NAF Board, including all of the NAF Independent Trustees, unanimously approved an interim investment advisory agreement (the "Interim Investment Advisory Agreement") between AGAM and North American Funds and an interim subadvisory agreement (the "Interim Subadvisory Agreement," and together with the Interim Investment Advisory Agreement, the "Interim Agreements") between AGAM and New AGIM, an affiliate of AGAM, with respect to the Acquired Funds pursuant to Rule 15a-4 under the Investment Company Act. This has allowed them to continue to serve the Acquired Funds after the AIG Merger. This Rule, under certain circumstances, allows interim advisory agreements to take effect, and to remain in effect for up to 150 days, without receiving prior shareholder approval, as long as the fees payable under such agreement do not exceed the fees payable under the predecessor agreement that had been approved by the shareholders and certain other contractual provisions are included in the interim agreement. The Interim Agreements require all fees earned by AGAM and New AGIM to be escrowed pending shareholder approval of the New Agreements. If the New Agreements are not approved, AGAM and New AGIM will be entitled to receive from escrow the lesser of any costs incurred in performing the Interim Agreements (plus interest earned on the amount while in escrow), and the total amount in the escrow account (plus interest earned). The Interim Agreements will terminate on the earlier of the effective date of the New Agreements or 150 days after the completion of the AIG Merger.


   Pursuant to the terms of the Interim Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each Acquired Fund and for providing certain administrative services to each Acquired Fund. Pursuant to the terms of the Interim Subadvisory Agreement, New AGIM is responsible for managing the investment and reinvestment of the assets of each Acquired Fund, subject to the supervision of the NAF Board. The terms of the Interim Investment Advisory Agreement and Interim Subadvisory Agreement are similar in all material respects as to those of the Previous Investment Advisory Agreement and Previous Subadvisory Agreement, respectively. The Interim Investment Advisory Agreement and the Interim Subadvisory Agreement differ from the respective Previous Agreement only with respect to the effective date, the term and the escrow provisions relating to AGAM and AGIM's fees (as described above). Under the Investment Company Act, however, AGAM and New AGIM may continue to serve as the investment adviser or subadviser for each Acquired Fund beyond an interim period of 150 days only if shareholders of such Acquired Fund approve a new investment advisory agreement with AGAM and subadvisory agreement with New AGIM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the New Agreements on July 16-17, 2001. The New Agreements, if approved by shareholders, would take effect immediately upon such approval. The terms of each New Agreement, including advisory fees, are the same in all material respects to those of the respective Previous Agreement. The New Agreements differ from the Previous Agreements only with respect to their effective dates. See "--Description of the New Investment Advisory Agreement" and "--Description of the New

Subadvisory Agreement" below for a description of the New Investment Advisory Agreement and the New Subadvisory Agreement and the services to be provided by AGAM and New AGIM, respectively, thereunder.

   In connection with its approval of the New Agreements, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the AIG Merger did not involve any changes in the overall form of the advisory or subadvisory contracts, the advisory fees, or any of the Acquired Funds' objectives or policies. The NAF Board also considered that AGAM and SAAMCo had indicated that while they intended to propose the Reorganizations to the NAF Board at a subsequent meeting, until such Reorganizations were approved and consummated, SAMMCo and AIG represented that there would be no material change in the nature and quality of services provided by AGAM and New AGIM. As part of their deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM and/or New AGIM; the amount and structure of investment advisers' fees generally and the fees payable under the New Agreements; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the AIG Merger.


   In addition, the NAF Board considered the fact that at some point after consummation of the AIG Merger, the operations of AGIM might be consolidated with those of another affiliate within the AIG group of companies to eliminate duplication and attempt to create economies of scale within the organization. The NAF Board was assured that any such internal reorganization would not result in a change in the personnel responsible for providing services to the applicable Acquired Fund or in the nature or quality of those services. Accordingly, the NAF Board approved each of the Interim Subadvisory Agreement and the New Subadvisory Agreement with New AGIM.

   Section 15(f) of the Investment Company Act provides that an investment adviser (such as AGAM or New AGIM) to a registered investment company, and the affiliates of such adviser, may receive any amount or benefit in connection with a sale of any interest in such investment adviser which results in an assignment of an investment advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors of the investment company are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) of the new investment adviser or its predecessor; and (2) no "unfair burden" (as defined in the Investment Company Act) may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto. Consistent with the first condition of Section 15(f), AIG advised the NAF Board that for a period of three years after the AIG Merger, it will not take or recommend any action that would cause more than 25% of the NAF Board (or SunAmerica Board) to be interested persons of SAAMCo, AGAM or New AGIM. With respect to the second condition of Section 15(f), an "unfair burden" on an investment company is defined in the Investment Company Act to include any arrangement during the two-year period after any such transaction occurs whereby the investment adviser or its predecessor or successor, or any interested person of such adviser, predecessor or successor, receives or is entitled to receive any compensation of two types, either directly or indirectly. The first type is compensation from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company, other than bona fide ordinary compensation as principal underwriter for such company. The second type is compensation from the investment company or its security holders for other than bona fide investment advisory or other services. AIG advised the NAF Board that it will not take or recommend any action that would constitute an unfair burden on North American Funds (or the Acquiring Funds) within the meaning of Section 15(f).

                               PROPOSAL NO. 1(a)

                       NEW INVESTMENT ADVISORY AGREEMENT

Description of the New Investment Advisory Agreement

   As a proposal separate from the proposal to approve a Reorganization, shareholders of each Acquired Fund are being asked to approve the New Investment Advisory Agreement with AGAM to cover the period subsequent to the shareholder approval and prior to consummation of the Reorganization (which is currently anticipated to occur during the fourth calendar quarter of 2001). If this proposal is approved, but a Reorganization is not approved, by the shareholders of an Acquired Fund, AGAM will continue to serve as that Acquired Fund's adviser under the New Investment Advisory Agreement. The terms of the New Investment Advisory Agreement are the same in all material respects as those of the Previous Investment Advisory Agreement. The New Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to the effective date. The Previous Investment Advisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New Investment Advisory Agreement and the services to be provided by AGAM is set forth below. This description is qualified in its entirety by reference to the form of the New Investment Advisory Agreement attached to this Proxy Statement and Prospectus as Exhibit IA.


   As compensation for its services under the New Investment Advisory Agreement, the Acquired Funds will pay to AGAM the same fee, as a percentage of average daily net assets, that was payable to AGAM under the Previous Investment Advisory Agreement. Such fee will be payable monthly and accrued daily. See "Summary" for a description of the fee payable to AGAM under the Previous Investment Advisory Agreement. AGAM has agreed, until February 28, 2002, to reduce fees payable to it by, or reimburse expenses to, the Acquired Funds.


   For the fiscal year ended October 31, 2000, North American Funds paid total advisory fees to AGAM of $7,339,733. Of such amount, $56,326 and $8,044 (for the period July 7, 2000 to October 31, 2000) were attributable to the NAF Money Market Fund and the NAF Municipal Money Market Fund, respectively. From November 1, 1999 to July 7, 2000, The Variable Annuity Life Insurance Company ("VALIC"), an affiliate of AGAM, served as investment adviser to the NAF Municipal Money Market Fund. During this period, North American Funds paid total advisory fees to VALIC of $540,574. Of this amount, $24,903 was attributable to the NAF Municipal Money Market Fund. These amounts do not reflect certain fee waivers and expense reimbursements for which the Acquired Funds were reimbursed.


   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement. Shareholders of each Acquired Fund vote separately on the approval of the New Investment Advisory Agreement. Approval of the New Investment Advisory Agreement by one Acquired Fund is not contingent upon approval of the New Investment Advisory Agreement by any other Acquired Fund. If the New Investment Advisory Agreement is not approved by shareholders of an Acquired Fund, the NAF Board will determine the appropriate actions in the best interests of shareholders to be taken with respect to such Acquired Fund's advisory arrangements at that time.


Additional Information About AGAM

 General

   CypressTree Investments, Inc. ("CypressTree") and its affiliates were formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers and other intermediaries. CypressTree Asset Management

Corporation, Inc. ("CAM") was CypressTree's wholly owned advisory subsidiary and CypressTree Funds Distributors, Inc. ("CFD") was CypressTree's wholly owned distribution subsidiary. On March 10, 2000, CypressTree sold substantially all of its assets, including all of the stock of CAM and CFD, to American General. Thereafter, CAM was renamed American General Asset Management Corp. and CFD was renamed American General Funds Distributors, Inc. Pursuant to the Previous Investment Advisory Agreement, AGAM oversaw the administration of all aspects of the business and affairs of the Acquired Funds, and selected, contracted with and compensated subadvisers to manage the assets of the Acquired Funds. AGAM has continued to perform these functions under the Interim Investment Advisory Agreement since the completion of the AIG Merger.


   AGAM is located at 286 Congress Street, Boston, Massachusetts 02210. Prior to the AIG Merger, AGAM and AGIM were wholly owned by American General, which is located at 2929 Allen Parkway, Houston, Texas 77019. As a result of the AIG Merger, American General is wholly owned by AIG. The principal address of AIG is 70 Pine Street, New York, New York 10270.


   The directors and principal executive officer of AGAM, if any, their business addresses, position(s) with AGAM and a description of their principal occupations are set forth below.



Name and Address                Position with AGAM and Principal Occupation(s)
----------------                ----------------------------------------------
John A. Graf............ Director; Senior Vice Chairman, Asset Accumulation, American
 2929 Allen Parkway      General.
 Houston, TX 77019
Kent E. Barrett......... Director and Treasurer; Senior Vice President and General
 2929 Allen Parkway      Auditor, America General.
 Houston, TX 77019


   In addition, the following officers of North American Funds also are employees of AGAM:

   Thomas J. Brown, Treasurer and Vice President of North American Funds and Chief Financial Officer and Chief Administrative Officer of AGAM.

   John I. Fitzgerald, Secretary and Vice President of North American Funds and Assistant Secretary and Counsel of AGAM.

   John N. Packs, Vice President of North American Funds and Director of Research of AGAM.

 Additional Payments to AGAM and its Affiliates by Acquired Funds


   The Previous Investment Advisory Agreement provided for reimbursement to AGAM for various expenses related to financial, accounting and administrative services provided to the Acquired Funds. For the fiscal year ended October 31, 2000, North American Funds paid in the aggregate $1,387,842 to AGAM for such services. Of such amount, $41,454 and $2,388 were attributable to the NAF Money Market Fund and the NAF Municipal Money Market Fund, respectively. From November 1, 1999 to July 7, 2000, VALIC, an affiliate of AGAM, provided accounting services for the NAF Municipal Money Market Fund under an Accounting Services Agreement. For this period, North American Funds paid VALIC $27,375 for these services. Of such amount, $1,494 was attributable to the NAF Municipal Money Market Fund.

   For the fiscal year ended October 31, 2000, the Acquired Funds did not pay any fee to AGAM under the NAF Services Agreement (as defined below).

   For the fiscal year ended October 31, 2000, the Acquired Funds paid the NAF Distributor the following distribution and service fees:


                                                  Distribution and Service Fees
                                                  -----------------------------
                                                   Class A   Class B   Class C
                                                  --------- -------------------
NAF Money Market Fund............................  $       0$         0 $      0
NAF Municipal Money Market Fund..................  $     656$     1,452 $      0

   From November 1, 1999 to July 7, 2000, VALIC paid an affiliate of NAF Distributor distribution and service fees in the amount of $7,465 (Class A) and $20,404 (Class B) of the NAF Municipal Money Market Fund.


   For the fiscal year ended October 31, 2000, the Acquired Funds did not pay brokerage commissions to any affiliated brokers.

                               PROPOSAL NO. 1(b)

                         NEW SUBADVISORY AGREEMENT


Description of the New Subadvisory Agreement

   As a proposal separate from the proposal to approve a Reorganization, shareholders of each Acquired Fund are being asked to approve the New Subadvisory Agreement between AGAM and New AGIM to ensure that the Acquired Funds receive subadvisory services during the period prior to consummation of the Reorganization. The approval of the New Subadvisory Agreement is contingent upon approval of the New Investment Advisory Agreement, and accordingly, will not take effect if the New Investment Advisory Agreement is not approved. If Proposals No. 1(a) and (b) are approved, and a Reorganization is not approved by the shareholders of an Acquired Fund, New AGIM will continue to serve as that Acquired Fund's subadviser under the New Subadvisory Agreement. The terms of the New Subadvisory Agreement are the same in all material respects as those of the Previous Subadvisory Agreement. The New Subadvisory Agreement differs from the Previous Subadvisory Agreement only with respect to the effective date and the potential for the subadvisory services to be rendered by an affiliate of AGIM through New AGIM. The Previous Subadvisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New Subadvisory Agreement and the services to be provided by New AGIM is set forth below. This description is qualified in its entirety by reference to the form of the New Subadvisory Agreement attached to this Proxy Statement and Prospectus as Exhibit IB.


   Under the terms of the New Subadvisory Agreement between AGAM and New AGIM, New AGIM will manage the investment and reinvestment of the assets of each Acquired Fund, subject to the supervision of the NAF Board. New AGIM will formulate a continuous investment program for each Acquired Fund consistent with its investment objectives and policies. New AGIM will also implement such programs by purchases and sales of securities and will regularly report to AGAM and the NAF Board with respect to their implementation.

   As compensation for its services under the New Subadvisory Agreement, New AGIM will receive a fee, as a percentage of average daily net assets, payable monthly and accrued daily as set forth in the table below. This fee is payable by AGAM at no additional cost to Acquired Fund shareholders.

                                             Subadvisory Fee
                            --------------------------------------------------
                                          Between      Between
                                        $50 Million  $200 Million
                               First        and          and      Excess Over
Acquired Fund               $50 Million $200 Million $500 Million $500 Million
-------------               ----------- ------------ ------------ ------------
NAF Money Market Fund......    0.075%      0.075%       0.075%       0.020%
NAF Municipal Money Market
 Fund......................    0.250%      0.250%       0.200%       0.150%

   For the fiscal year ended October 31, 2000, AGAM paid total subadvisory fees to AGIM of $3,194,477. Of such amount, $21,204 and $5,873 (for the period July 7, 2000 to October 31, 2000) were attributable to the NAF Money Market Fund and the NAF Municipal Money Market Fund, respectively. From November 1, 1999 to July 7, 2000, VALIC, an affiliate of AGAM, served as investment adviser to the NAF Municipal Money Market Fund. During this period, VALIC paid total subadvisory fees of $276,034. Of such amount, $12,451 was attributable to the NAF Municipal Money Market Fund.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Subadvisory Agreement. Shareholders of each Acquired Fund vote separately on the approval of the New Subadvisory Agreement. Approval of the New Subadvisory Agreement by one Acquired Fund is not contingent upon approval of the New Subadvisory Agreement by any other Acquired Fund. If the New Subadvisory Agreement is not approved by shareholders of an Acquired Fund, the NAF Board will determine the appropriate actions to be taken with respect to such Acquired Fund's subadvisory arrangements at that time.

Additional Information About AGIM

   AGIM has been the subadviser to the NAF Money Market Fund since March 2000, and the NAF Municipal Money Market Fund since its inception. AGIM was formed in 1998 as a successor to the investment management division of American General. Pursuant to the Previous Subadvisory Agreement, AGIM managed the investment and reinvestment of the assets of each Acquired Fund subject to the supervision of the NAF Board. AGIM has continued to perform these functions under the Interim Subadvisory Agreement since the completion of the AIG Merger. As of September 20, 2001, AGIM had approximately $1.45 billion in assets under management.


   AGIM is located at 2929 Allen Parkway, Houston, Texas 77019. The directors and principal executive officer of AGIM, their position(s) with AGIM and a description of their principal occupations are set forth below. Unless otherwise indicated, the business address of each is 2929 Allen Parkway, Houston, Texas 77019.


Name and Address            Position with AGIM and Principal Occupation(s)
----------------            ----------------------------------------------
Richard W. Scott..... Director, President and Chief Executive Officer; Senior
                      Managing Director and head of U.S. Fixed Income for AIG
                      Global Investment Corp.; formerly Vice Chairman,
                      Investment Management for American General.

Albert Gutierrez..... Director and Executive Vice President (Since April 2000);
                      prior to working at AGIM, Mr. Gutierrez was Senior Vice-
                      President responsible for non-equity research, trading
                      and various insurance company portfolios with Conseco
                      Capital Management from 1987 to 2000.

                 PROPOSALS NOS. 2(a)-(b): APPROVAL OF THE PLANS

                            COMPARISON OF THE FUNDS

Directors and Officers

   SunAmerica Money Market Funds, Inc. is governed by the SunAmerica Board which currently consists of five individuals, four of whom are SunAmerica Independent Directors.

   The SunAmerica Board is responsible for the overall supervision of SunAmerica Money Market Funds, Inc. and performs various duties imposed on directors of investment companies by the Investment Company Act and under SunAmerica Money Market Funds, Inc.'s Articles of Incorporation. Directors and officers of SunAmerica Money Market Funds, Inc. are also directors and officers of some or all of the other investment companies managed, administered or advised by SAAMCo, and distributed by SACS and other affiliates. The SunAmerica Board elects the Acquiring Funds' officers. See "Directors and Officers" in the Acquiring Funds Statement.

   The following table lists the Directors and executive officers of SunAmerica Money Market Funds, Inc., their ages and principal occupations during the past five years. The business address of each Director and executive officer is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. For the purposes of this Proxy Statement and Prospectus, the SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Money Market Funds, Inc., SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Style Select Series, Inc. and SunAmerica Strategic Investment Series, Inc. An asterisk indicates that the Director is an interested person of the SunAmerica Money Market Funds, Inc. within the meaning of Section 2(a)(19) of the Investment Company Act.



                            Position with the
Name, Age and Address       Fund                 Principal Occupations During Past 5 Years
---------------------       -----------------    -----------------------------------------
S. James Coppersmith, 68..  Director            Retired; formerly, President and General
                                                Manager, WCVB-TV, a division of the Hearst
                                                Corp. (1982 to 1994); Director/Trustee of
                                                SAMF and Anchor Series Trust ("AST").

Samuel M. Eisenstat, 60...  Chairman of the     Attorney, solo practitioner; Chairman of
                            Board               the Boards of Directors/Trustees of SAMF
                                                and AST.

Stephen J. Gutman, 58.....  Director            Partner and Managing Member of B.B.
                                                Associates LLC (menswear specialty
                                                retailing and other activities) since June
                                                1988; Director/Trustee of SAMF and AST.

Peter A. Harbeck*, 47.....  Director and        Director and President, SAAMCo, since
                            President           August 1995; Director, AIG Asset Management
                                                International, Inc. ("AIGAMI") since
                                                February 2000; Managing Director, John
                                                McStay Investment Counsel, L.P. ("JMIC")
                                                since June 1999; Director, SACS, since
                                                August 1993; Director and President,
                                                SunAmerica Fund Services, Inc. ("SAFS"),
                                                since May 1988; President, SAMF and AST.

Sebastiano Sterpa, 72.....  Director            Founder and Chairman of the Board of the
                                                Sterpa Group (real estate) since 1962;
                                                Director, Real Estate Business Service and
                                                Countrywide Financial; Director/Trustee of
                                                SAMF.

J. Steven Neamtz, 42......  Vice President      Executive Vice President, SAAMCo, since
                                                April 1996; Director and Chairman of the
                                                Board, AIGAMI, since February 2000; Vice
                                                President, SAMF, since November 1999;
                                                Director and President, SACS, since April
                                                1996.

                         Position with the
Name, Age and Address    Fund                 Principal Occupations During Past 5 Years
---------------------    -----------------    -----------------------------------------
Peter C. Sutton, 36..... Treasurer           Senior Vice President, SAAMCo, since April
                                             1997; Vice President, AIGAMI, since
                                             February 2000; Treasurer and Controller of
                                             Seasons Series Trust ("Seasons"),
                                             SunAmerica Series Trust ("SAST")
                                             and Anchor Pathway Fund ("APF") since
                                             February 2000; Treasurer of SAMF and AST
                                             since February 1996; Vice President of SAST
                                             and APF since 1994; formerly Assistant
                                             Treasurer of SAST and APF from 1994 to
                                             February 2000; Vice President, Seasons,
                                             since April 1997; formerly Vice President,
                                             SAAMCO, from 1994 to 1997.

Robert M. Zakem, 43..... Secretary and Chief Senior Vice President and General Counsel,
                         Compliance Officer  SAAMCo, since April 1993; Vice President,
                                             General Counsel and Assistant Secretary,
                                             AIGAMI, since February 2000; Executive Vice
                                             President, General Counsel and Director,
                                             SACS, since August 1993; Vice President,
                                             General Counsel and Assistant Secretary,
                                             SAFS, since January 1994; Vice President,
                                             SAST, APF and Seasons; Assistant Secretary,
                                             SAST and APF, since September 1993;
                                             Assistant Secretary, Seasons, since April
                                             1997.


   At a meeting of the SunAmerica Board held on August 22, 2001, the SunAmerica Board elected Dr. Judith L. Craven and William F. Devin to the SunAmerica Board, effective on or about November 9, 2001. Dr. Craven and Mr. Devin are currently members of the NAF Board. Dr. Craven and Mr. Devin would join the SunAmerica Board as SunAmerica Independent Directors and as members of the Audit and Nominating Committees.

   The following table lists the ages, business addresses and principal occupations during the past five years of Dr. Craven and Mr. Devin.

Dr. Judith L.            Retired Administrator. Trustee, North American Funds
 Craven, 55............. Variable Product Series II, 15 investment portfolios
 3212 Ewing Street       (November 1998 to present); Director, North American
 Houston, TX 77004       Funds Variable Product Series I, 21 investment portfolios
                         (August 1998 to present); Director, USLIFE Income Fund,
                         Inc. (November 1998 to present); Director, Compaq
                         Computer Corporation (1992 to present); Director, A.G.
                         Belo Corporation, a media company (1992 to present);
                         Director, Sysco Corporation, a food marketing and
                         distribution company (1996 to present); Director, Luby's,
                         Inc., a restaurant chain (1998 to present); Director,
                         University of Texas Board of Regents (May 2001 to
                         present). Formerly, Director, CypressTree Senior Floating
                         Rate Fund, Inc. (June 2000 to May 2001); Formerly,
                         President, United Way of the Texas Gulf Coast, a not for
                         profit organization (1992-1998); Formerly, Director,
                         Houston Branch of the Federal Reserve Bank of Dallas
                         (1992-2000); Formerly, Board Member, Sisters of Charity
                         of the Incarnate Word (1996-1999).

William F. Devin, 63.... Member of the Board of Governors, Boston Stock Exchange
 44 Woodland Road        (1985 to present); Formerly, Executive Vice President,
 Braintree, MA 02184     Fidelity Capital Markets, a division of National
                         Financial Services Corporation (1966-1996); Formerly,
                         Director, CypressTree Senior Floating Rate Fund, Inc.
                         (October 1997 to May 2001).

   SunAmerica Money Market Funds, Inc. pays each SunAmerica Independent Director annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the SunAmerica Board. Specifically, each SunAmerica Independent Director received a pro rata portion (based upon the SunAmerica Money Market Funds, Inc.'s net assets) of an aggregate of $40,000 in annual compensation for acting as director or trustee to SAMF. In addition, each SunAmerica Independent Director received $20,000, in annual compensation for acting as trustee to AST. Beginning January 1, 2001 each SunAmerica Independent Director of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the boards of the retail funds in SAMF. Officers of SunAmerica Money Market Funds, Inc. receive no direct remuneration in such capacity from SunAmerica Money Market Funds, Inc. or any of the Acquiring Funds.

   In addition, each SunAmerica Independent Director also serves on the Audit Committee of the SunAmerica Board. The Audit Committee is charged with recommending to the full SunAmerica Board the engagement or discharge of SunAmerica Money Market Funds, Inc.'s independent accountants; directing investigations into matters within the scope of the independent accountant's duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full SunAmerica Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committee of SAMF and AST. With respect to SunAmerica Money Market Funds, Inc., each member of the Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of SunAmerica Money Market Funds, Inc. SunAmerica Money Market Funds, Inc. also has a Nominating Committee, comprised solely of SunAmerica Independent Directors, which recommends to the SunAmerica Board those persons to be nominated for election as Directors by shareholders and selects and proposes nominees for election by Directors between shareholders' meetings. Members of the Nominating Committee serve without compensation.

   The Directors (and Trustees) of SAMF and AST have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the SunAmerica Independent Directors. The Retirement Plan provides generally that if a SunAmerica Independent Director has at least 10 years of consecutive service as a disinterested Director of any SAMF or AST (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SAMF with respect to which he or she is an Eligible Director. With respect to Sebastiano Sterpa, the SunAmerica Independent Directors have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the SunAmerica Board past age 70, until he has served for ten years. Mr. Sterpa ceased accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each Eligible Director will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a disinterested Director of each SAMF for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

   The following table sets forth information summarizing the aggregate compensation of each SunAmerica Independent Director for his services as a member of the SunAmerica Board for the fiscal year ended December 31, 2000, except as otherwise indicated. Neither the Directors who are interested persons of SunAmerica Money Market Funds, Inc. nor any officers of SunAmerica Money Market Funds, Inc. receive any compensation.

                                              Pension or                     Total Compensation
                                              Retirement                      From Registrant
                             Aggregate     Benefits Accrued Estimated Annual  and Fund Complex
                         Compensation from as Part of Fund   Benefits Upon        Paid to
     Trustee                Registrant         Expenses       Retirement*       Directors**
     -------             ----------------- ---------------- ---------------- ------------------
S. James Coppersmith....      $6,369           $48,944          $29,670           $67,500
Samuel M. Eisenstat.....      $6,716           $42,950          $46,083           $71,500
Stephen J. Gutman.......      $6,369           $44,441          $60,912           $67,500
Sebastiano Sterpa***....      $6,588           $ 9,295          $ 7,900           $45,833

--------
* Assuming participant elects to receive benefits in 15 yearly installments. ** Information is as of March 31, 2001 for the five investment companies in the complex that pay fees to these directors/trustees. The complex consists of SAMF and AST.
***  Mr. Sterpa is not a trustee of AST.

Management Arrangements

 Comparison of Management and Administrative Arrangements and Fees

   AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund.


   AGAM was organized as a Delaware corporation in 1996 and is located at 286 Congress Street, Boston, Massachusetts, 02210. Prior to the AIG Merger, AGAM and the NAF Distributor were both wholly owned subsidiaries of American General. Prior to the AIG Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. AGAM is now a subsidiary of AIG.


   SAAMCo was organized as a Delaware corporation in 1982 and is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. SAAMCo is a wholly owned subsidiary of SunAmerica Inc., which in turn is a wholly owned subsidiary of AIG. AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services and asset management. As of June 30, 2001, SAAMCo managed, advised and/or administered more than $28.5 billion of assets.

   Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement. The SunAmerica Investment Advisory Agreement is similar to the NAF Investment Advisory Agreement, except for certain matters, including the advisory fees, the effective dates and the identity of the adviser.

   The advisory fees payable by the Acquired Funds to AGAM are discussed above under "Proposal No. 1(a): New Investment Advisory Agreement." The advisory fees payable by the Acquiring Funds to SAAMCo are discussed above under "Summary."

   The effective advisory fees payable by the SunAmerica Money Market Fund under the SunAmerica Investment Advisory Agreement are at a higher annual rate than the effective advisory fees payable by the

NAF Money Market Fund under the NAF Investment Advisory Agreement. The effective advisory fees payable by the SunAmerica Municipal Money Market Fund under the SunAmerica Investment Advisory Agreement are at the same annual rate as the effective advisory fees payable by the NAF Municipal Money Market Fund under the NAF Investment Advisory Agreement. See "--NAF Board Considerations:
Potential Benefits to Shareholders as a Result of the Reorganizations."


   The advisory fee rate payable by the Money Market Combined Fund after consummation of the Money Market Reorganization will be higher than the advisory fee rates payable by the NAF Money Market Fund. The advisory fee rate payable by the Municipal Money Market Combined Fund after consummation of the Municipal Money Market Reorganization will be the same as the advisory fee rates payable by the NAF Municipal Money Market Fund. The pro forma effective fee rate of each Combined Fund, as a percentage of average daily net assets, after taking into account the completion of the Reorganizations, is shown above under "Summary."


   In addition, the SunAmerica Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of SAAMCo's (and its affiliates') obligations or duties thereunder ("disabling conduct"), SAAMCo is not subject to liability to an Acquiring Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Acquiring Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Investment Advisory Agreement also provides that except for such disabling conduct, an Acquiring Fund will indemnify SAAMCo (and its affiliates) from any liability arising from SAAMCo's conduct under the SunAmerica Investment Advisory Agreement. The NAF Investment Advisory Agreement does not contain similar provisions.

   Both the NAF Investment Advisory Agreement and the SunAmerica Investment Advisory Agreement provide that the adviser may, at its own cost and expense and subject to the requirements of the Investment Company Act retain one or more subadvisers ("Subadvisers") to manage all or a portion of the investment portfolio of an Acquired Fund or Acquiring Fund, respectively. See "-- Comparison of Subadvisory Arrangements" below. SAAMCo has appointed New AGIM to serve as Subadviser to the SunAmerica Municipal Money Market Fund.


   Comparison of Subadvisory Arrangements. New AGIM serves as Subadviser of each Acquired Fund, and will serve as Subadviser to the Municipal Money Market Combined Fund. See "Proposal No. 1(b): The New Subadvisory Agreement-- Description of the New Subadvisory Agreement" for further discussion regarding these arrangements.

   Under the terms of each of the Subadvisory Agreements between AGAM and New AGIM, for the respective Acquired Fund, the Subadviser manages the investment and reinvestment of the assets of such Acquired Fund, subject to the supervision of the NAF Board. The Subadviser formulates a continuous investment program for such Acquired Fund consistent with its investment objectives and policies. The Subadviser implements such programs by purchases and sales of securities and regularly reports to AGAM and the NAF Board with respect to their implementation.


   As compensation for its services, New AGIM receives fees from AGAM computed separately for each Acquired Fund. Such fees are paid out of AGAM's advisory fee at no additional cost to the Acquired Funds or their shareholders. Absent any applicable fee waivers, the fee rate that AGAM is obligated to pay to AGIM under its respective Subadvisory Agreement as follows: for the NAF Money Market Fund, AGAM pays AGIM a fee at the rate of 0.075% up to $500 million and 0.020% on the excess over $500 million; for the NAF Municipal Money Market Fund, AGAM pays AGIM a fee at the rate of 0.250% on the first $200 million, 0.200% between $200 million and $500 million and 0.150% on the excess over $500 million.

   For the fiscal year ended October 31, 2000, AGAM paid total subadvisory fees of $3,194,477. Of such amount, $21,204 and $5,873 (for the period July 7, 2000 to October 31, 2000) were attributable to the NAF

Money Market Fund and the NAF Municipal Money Market Fund, respectively. From November 1, 1999 to July 7, 2000, VALIC, an affiliate of AGAM, served as investment adviser to the NAF Municipal Money Market Fund. During this period, VALIC paid total subadvisory fees of $276,034. Of such amount, $12,451 was attributable to the NAF Municipal Money Market Fund.

   After the Reorganization, New AGIM will serve as the Subadviser to the Municipal Money Market Combined Fund pursuant to the SunAmerica Subadvisory Agreement. The terms of the NAF Subadvisory Agreement and the SunAmerica Subadvisory Agreement are the same in all material respects, including subadvisory fee rates.

   Under the terms of the SunAmerica Subadvisory Agreement between SAAMCO and New AGIM, New AGIM will manage the investment and reinvestment of the assets of the Municipal Money Market Combined Fund, subject to the supervision of the SunAmerica Board. New AGIM will formulate a continuous investment program for such Fund consistent with its investment objectives and policies. New AGIM will implement such programs by purchases and sales of securities and will regularly report to SAAMCo and the SunAmerica Board with respect to their implementation.

   The SunAmerica Subadvisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of New AGIM's (and its affiliates') obligations or duties thereunder ("disabling conduct"), New AGIM is not subject to liability to the Municipal Money Market Combined Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to the Municipal Money Market Combined Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Subadvisory Agreement also provides that except for such disabling conduct, New AGIM will indemnify SAAMCo (and its affiliates) from any liability arising from New AGIM's conduct under the SunAmerica Subadvisory Agreement. With respect to the indemnification the NAF Subadvisory Agreement does not contain a similar provision.

Distribution and Shareholder Servicing Arrangements

 Distributor

   American General Funds Distributors, Inc. (previously defined as "AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the principal distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. (previously defined as "SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. As compensation for their respective services, AGFD and SACS receive the initial and deferred sales charges in respect of the Acquired Funds and Acquiring Funds, respectively. In addition, AGFD and SACS receive fees under each respective Acquired Fund's and Acquiring Fund's plan pursuant to Rule 12b-1 under the Investment Company Act. The address of the NAF Distributor is 286 Congress Street, Boston, Massachusetts 02210. The address of the SunAmerica Distributor is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. After consummation of the Reorganizations, the SunAmerica Distributor will continue to provide distribution services to each Combined Fund.


 Distribution and Service (12b-1) Fees

   Neither of the Acquired Funds is subject to a distribution plan under Rule 12b-1 under the Investment Company Act ("Rule 12b-1"), and consequently Class A, Class B and Class C shares of each Acquired Fund are not subject to any distribution fees. Each of the Acquiring Funds has adopted a plan under Rule 12b-1 that allows it to pay distribution and other fees for the sale and distribution of its shares. Class A, Class B and Class II shares of each Acquiring Fund are subject to distribution and account maintenance and service fees pursuant to the applicable plan under Rule 12b-1. The SunAmerica Money Market Fund has Class I shares that are not subject to a distribution plan. The table below sets forth the distribution and account maintenance and service fees for each of these classes.

    Acquired                                                            Account Maintenance
   Fund Class                Distribution Fee                             and Service Fee
   ----------                ----------------                           -------------------
       A                           None                                        None
       B                           None                                        None
       C                           None                                        None

   Acquiring                                                            Account Maintenance
   Fund Class                Distribution Fee                             and Service Fee
   ----------                ----------------                           -------------------
       A                           None                                        0.15%
       B                           0.75%                                       0.15%
       II                          0.75%                                       0.15%

   Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

 Shareholder Servicing Fees for Class I

   The Acquired Funds have entered into a Services Agreement (the "NAF Services Agreement") with AGAM for the provision of recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the Acquired Funds. Under the NAF Services Agreement, as compensation for services rendered, AGAM receives a fee on Institutional Class I shares of each Acquired Fund equal to .25% of average net assets of such class. SACS will provide these services after the Reorganizations with respect to Class I shares of the Combined Funds for the same fee.


Other Service Agreements with Affiliates

   SAFS acts as a servicing agent assisting State Street in connection with certain services offered to the shareholders of each of the Acquiring Funds pursuant to the terms of a Service Agreement (the "SunAmerica Service Agreement"). Under the SunAmerica Service Agreement, as compensation for transfer agency services rendered, SAFS receives a fee from each Acquiring Fund, computed and payable monthly based upon an annual rate of .22% of average daily net assets of each Acquiring Fund. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services. In addition, pursuant to the Service Agreement, SAFS may receive reimbursement of its costs in providing shareholder services on behalf of the Acquiring Funds. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.

Purchase, Exchange and Redemption of Shares

   The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring Funds.


Purchase, Redemption and
   Exchange Features             Acquired Funds                Acquiring Funds
------------------------         --------------                ---------------
Minimum initial           .  non-retirement accounts:   .  non-retirement accounts:
 investment                  $1,000                        $1,000
                          .  retirement accounts: $50   .  retirement accounts: $250
                          .  automatic investment       .  dollar cost averaging:
                             programs: $50                 $500 to open

                          Class B shares are available
                          for purchases of $250,000 or
                          less. Class C shares are
                          available for purchases
                          under $1 million
                          Institutional Class I shares
                          are available for purchases
                          of $1 million or more

Minimum subsequent        $50                           .  non-retirement account:
 investments                                               $100 retirement account:
                                                           $25 dollar cost
                                                           averaging: you must
                                                           invest at least $25 per
                                                           month

Initial Sales Charge (as  Class A: None                 Class A: None
 a percentage of          Class B: None                 Class B: None
 offering price)          Class C: None                 Class II: 1.00% (d)
                          Institutional Class I: None   Class I: None (a)
                                                        Initial sales charge is
                                                        waived for certain investors

Deferred Sales Charge     Class A: None                 Class A: None
                          Class B: None (b)             Class B: Shares redeemed
                                                        within 6 years are subject
                                                        to a CDSC (b)(c)
                          Class C: None (c)             Class II: Shares redeemed
                                                        within 18 months after
                                                        purchase are subject to a 1%
                                                        CDSC (c)
                          Institutional Class I: None   Class I: None (a)

Purchases                                               By mail (check), wire or
                          By mail (check), wire or      through a broker or
                          through broker-dealers        financial advisor

Redemption                Class A, Class B and Class    Class A, Class B and Class
                          C: By mail, wire (if a        II: By mail (any amount),
                          minimum of $1,000),           wire, telephone (for amounts
                          telephone or through broker-  less than $100,000) or
                          dealers                       through a broker or
                                                        financial advisor

Purchase,
Redemption
   and
 Exchange
 Features          Acquired Funds                Acquiring Funds
----------         --------------                ---------------
            Institutional Class I:        Class I: Contact the
            contact the financial         financial intermediary or
            intermediary or other         other organization from whom
            organization from whom        shares were purchased (a)
            shares were purchased

Conversion  Class B shares do not         Class B shares automatically
            convert into Class A shares   convert into Class A shares
            at any time                   approximately eight years
                                          after purchase

Exchanges   Class A shares of an          Shares of an Acquiring Fund
            Acquired Fund are subject to  may be exchanged for shares
            a sales charge upon exchange  of the same class of any
                                          other fund distributed by
                                          SACS without any sales
                                          charges
            For Institutional Class I
            shares, all or part of an
            existing plan balance may be
            exchanged from one
            investment option to another
            if permitted by an employer
            retirement plan

--------
(a) Although not currently offered by the SunAmerica Money Market Fund, Class I shares will be offered by the Money Market Combined Fund upon consummation of the Reorganization.
(b) Class B shares of the Acquired Funds are not subject to a CDSC. The CDSC schedule of Class B shares of the Acquiring Funds is set forth below:

                           CDSC on shares being sold

      Years after Purchase                                       Acquiring Funds
      --------------------                                       ---------------
      1st year..................................................      5.00%
      2nd year..................................................      4.00%
      3rd year..................................................      3.00%
      4th year..................................................      3.00%
      5th year..................................................      2.00%
      6th year..................................................      1.00%
      7th year and thereafter...................................      None

(c) Class B and Class C shares of an Acquired Fund are not subject to a CDSC and the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the respective Acquired Fund as of the date of the closing of such Reorganization will not be a subject to a CDSC either (even if you exchange your shares for shares of another fund distributed by SACS). Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Future purchases of Class A, Class B or Class II shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund. There is no CDSC on Combined Fund shares that are purchased through reinvestment of dividends. In the case of a partial redemption of Combined Fund shares, those shares in the shareholder's account that are not subject to a CDSC will be sold first. If there are not enough of these shares available, shares that have the lowest CDSC will be sold next.

  Class B shares of the Acquiring Funds, as well as other SunAmerica Mutual Funds, convert to Class A shares approximately eight years after issuance. The time that a shareholder holds shares of an Acquiring Fund will be taken into account in calculating the conversion period. Similarly, the time that a Class B or Class II shareholder holds shares of an Acquiring Fund will be taken into account when determining whether or not a CDSC will apply to a redemption. In contrast, the time that a shareholder holds Class B or C shares of an Acquired Fund does not count in determining the eight-year period for conversion of Class B shares to Class A, or in determining whether the applicable period for imposition of a CDSC has lapsed.

(d) While Class C shares of an Acquired Fund are not subject to a sales charge, Class II shares of an Acquiring Fund are subject to a 1.00% initial sales charge. However, unlike Class A shares of the Acquired Funds, which are subject to a sales charge upon an exchange, there are no sales charges imposed on exchanges among the SunAmerica Mutual Funds, including the Acquiring Funds.

 Dividend Distribution and Account Policies

   The following is a summary of the dividend distribution and account policies of each of the Funds and is qualified in its entirety by the more complete information contained in the Acquired Funds Prospectuses, Acquiring Funds Prospectus, Acquired Funds Statement and Acquiring Funds Statement.


   Valuation of Fund Shares. The net asset value per share for each Fund and class is determined once daily as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) by dividing the net assets (the value of all assets less liabilities) of each class by the number of its shares outstanding. Investments for which market quotations are readily available are valued at their prices as of the close of regular trading on the New York Stock Exchange for the day. It is the intention of each Fund to maintain a net asset value per share of $1.00, although there can be no assurance that a Fund will be able to do so.


   Under Rule 2a-7 under the Investment Company Act, the valuation of each Fund's investments is based upon their amortized cost. This entails valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium or discount regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by the amortized cost method, is higher or lower than the price a Fund would receive if it sold the instrument. The purpose of this method of valuation is to facilitate the maintenance of a constant net asset value per share of $1.00. There can be no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share.

   Certain conditions must be met in connection with the application of the Commission's valuation rules to the Funds. These conditions include maintaining a dollar-weighted average portfolio maturity of 90 days or less, purchasing instruments having remaining maturities of 397 calendar days or less, and investing only in securities determined by the adviser under procedures adopted by each respective Board to present minimal credit risks and which are of high quality as determined in accordance with Rule 2a-7. See "Purchase, Redemption and Pricing--Determination of Net Asset Value" in the Acquired Funds Statement and "Determination of Net Asset Value" in the Acquiring Funds Statement.

   Buy and Sell Prices. When you buy shares of an Acquired Fund, you pay the net asset value. When you buy shares of an Acquiring Fund, you pay the net asset value plus any applicable sales charges. When you sell shares of a Fund, you receive the net asset value minus any applicable CDSCs.


   Dividends. Each Acquired Fund declares income dividends daily and pay income dividends, if any, monthly. Each Acquired Fund also declares and makes capital gains distributions, if any, monthly. Each Acquiring Fund declares income dividends daily and pays income dividends, if any, monthly. Dividends are paid on or about the fifteenth day of the month by the Acquiring Funds. Capital gains distributions, if any, are paid at least annually by the Acquiring Funds. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes--Dividends and Distributions" in the Acquiring Funds Statement.


   Dividend Reinvestments. The policy relating to dividend reinvestments is substantially the same for all Funds. Unless cash payment is requested (and such payment is more than $10 in the case of the Acquiring Funds), all dividends and distributions, if any, will be reinvested. Alternatively, in the case of the Acquiring Funds, dividends and distributions may be reinvested in any fund distributed by SACS. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes--Dividends and Distributions" in the Acquiring Funds Statement.

   Redemptions-in-kind. Each Acquired Fund reserves the right to pay redemption proceeds in whole or in part by a distribution "in kind" of securities held by the Acquired Fund, subject to the limitation that each Acquired Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Acquired Fund during any 90-day period for any one account. Subject to this same limitation, each Acquiring Fund also may pay redemption proceeds by a distribution "in kind" of securities held by the Acquiring Fund, if it determines that it would be detrimental to the best interests of the remaining shareholders of the Acquiring Fund to make payment of redemption proceeds wholly or partly in cash. See "Purchase Redemption and Pricing--Redemption in Kind" in the Acquired Funds Statement and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Statement.

   Payment Following Redemption. Each Fund will normally send the proceeds from a redemption (less any applicable CDSC) on the next business day, but may delay payment for up to seven days. Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. During periods of extreme volatility or market crisis, each Fund may temporarily suspend the right to redemption and may postpone the payment of proceeds, as allowed by the federal securities laws. See "Shareholder Account Information--Transaction Policies" and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Prospectus and Acquiring Funds Statement, respectively, and "Section III: Investing in the North American Funds" and "Purchase, Redemption and Pricing--Payment for the Shares Presented" in the Acquired Funds Prospectuses and Acquired Funds Statement, respectively.

   Programs that Reduce Sales Charges. The Acquired Funds offers programs pursuant to which shareholders pay reduced sales charges. See "Section III:
Investing in the North American Funds" in the Acquired Funds Prospectuses for more information regarding these programs.


   Reinstatement Privileges. In the case of the Acquiring Funds, a shareholder may redeem shares of an Acquiring Fund and within one year after the sale invest some or all of the proceeds in the same share class of the same Acquiring Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after redeeming such shares. If a shareholder paid a CDSC on the redemption of his or her shares, the shareholder's account will be credited with the dollar amount of the CDSC at the time of redemption. See "Account Services" in the Acquired Funds Prospectus relating to Class A, Class B, and Class C shares and "Shareholder Account Information" in the Acquiring Funds Prospectus for more information regarding this privilege.


   Other Shareholder Services. Each of the Acquired Funds and Acquiring Funds offers other shareholder services which are similar, although not identical, such as automatic investment plans and systematic withdrawal plans. In addition, Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Acquiring Funds, which provides for benefits payable at death that relate to the amounts paid to purchase Acquiring Fund shares (and not subsequently redeemed prior to death) and to the value of Acquiring Fund shares held for the benefit of insured persons. Anchor National Life Insurance Company charges a premium for this coverage. For additional information regarding these additional shareholder services, see "Account Services" in the Acquired Funds Prospectuses and "Shareholder Account Information" and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Prospectus and Acquiring Funds Statement, respectively.

   Small Accounts. The Acquired Funds require that you maintain a minimum account balance of $500, or $50 for retirement plans and other automatic investing programs. The Acquiring Funds require that you maintain a minimum account balance of $500, or $250 for retirement plan accounts. If your account with an Acquiring Fund falls below the minimum requirement due to withdrawals, you may be asked to purchase more shares within 60 days. If you do not take action, the Acquiring Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account with an Acquiring Fund. Your account with an Acquiring Fund will not be closed if its drop in value is due to performance of the Acquiring Fund or the effects of sales charges.

Performance

 General

   The following tables provide performance information for shares of the Funds for the periods indicated. Past performance is not indicative of future performance. The SunAmerica Municipal Money Market Fund has been recently created and has not yet commenced operations; consequently, it does not have an investment and performance record. After the reorganization, the Municipal Money Market Combined Fund, as the successor to the NAF Municipal Money Market Fund, will assume and publish the investment performance record of the NAF Municipal Money Market Fund. See "Performance Information" in the NAF Municipal Money Market Fund's Statement for information about the NAF Municipal Money Market Fund's performance.

   Important information about the SunAmerica Money Market Fund is also contained in management's discussion of the SunAmerica Money Market Fund's performance contained in the Annual Report to Shareholders of the Existing Acquiring Fund for the year ended December 31, 2000, which accompanies this Proxy Statement and Prospectus.


   Average annual total return is determined separately for each Class in accordance with a formula specified by the Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 3-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The calculation assumes that:


     (a) The maximum sales load (i.e., either the front-end sales load or the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period) is deducted from the initial $1,000 purchase payment;

     (b) All dividends and distributions are reinvested at net asset value;
  and

     (c) Complete redemption occurs at the end of the 1-, 3-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.


                         Average Annual Total Returns*
                         (periods ended June 30, 2001)


                                   NAF Money Market Fund**                              SunAmerica Money Market Fund
                  ------------------------------------------------------------  ----------------------------------------------
                                                                Institutional
                     Class A         Class B        Class C        Class I         Class A         Class B         Class II
                  --------------  -------------  -------------  --------------  --------------  --------------  --------------
Year to Date**..      2.27%           2.27%          2.27%          2.27%           2.08%           -3.31%          -0.31%
One year**......      5.39%           5.39%          5.39%           N/A            5.23%           -0.62%           2.35%
Three year**....      5.05%           5.05%          5.05%           N/A            4.89%            3.10%           4.03%
Five year**.....      5.10%           5.10%          5.10%           N/A            4.85%            3.67%           N/A
Ten year**......      4.65%            N/A            N/A            N/A            4.25%            N/A             N/A
Since
 Inception**....      4.87%           5.12%          5.12%          5.35%           5.39%            3.80%           3.72%
                  (since 8/28/89) (since 4/1/94) (since 4/1/94) (since 7/10/00) (since 10/2/84) (since 9/24/93) (since 12/1/98)

--------

* The SunAmerica Municipal Money Market Fund has been recently created and has not commenced operations; consequently, it does not have an investment performance record.


** AGAM has waived certain fees in respect of the Acquired Funds. Absent such waivers, the returns for the Acquired Funds shown above would be lower.


   Yield Information. Yield is determined separately for classes of shares of a Fund in accordance with a standardized formula prescribed by the Commission and is not indicative of the amounts which were or will be paid to shareholders. The yield quoted in a Fund's advertisements is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the 7-day period. A hypothetical charge reflecting deductions for shareholder accounts is subtracted from the above net change and the difference is divided by the value of the account at the beginning of the 7-day period. The resulting figure is multiplied by 365 divided by seven and carried to the nearest one hundredth of one percent.

   Effective yield quoted in the Fund's advertisements is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the 7-day period. A hypothetical charge reflecting deductions from shareholder accounts is subtracted from the above net change and the difference is divided by the value of the account at the beginning of the 7-day period. The resulting figure is then compounded by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one. The following formula illustrates the effective yield computation.

   [((Base Period Return/365*7) + 1) (365/7)]-1

   The following table sets forth the SunAmerica Money Market Fund's yield and effective yield for the Class A, Class B and Class II shares for the 7-day periods ended December 31, 2000.


                                                        Class A Class B Class II
                                                        ------- ------- --------
Yield..................................................  5.73%   4.97%   4.91%
Effective Yield........................................  5.89%   5.09%   5.03%

   The following table sets forth the NAF Money Market Fund's yield and effective yield for the Class A, Class B and Class C shares for the 7-day periods ended October 31, 2000.

                                                        Class A Class B Class C
                                                        ------- ------- --------
Yield..................................................  5.92%   5.91%   5.92%
Effective Yield........................................  6.10%   6.08%   6.10%

   The following table sets forth the NAF Municipal Money Market Fund's yield, effective yield and tax equivalent yield for the Class A, Class B and Class C shares for the 7-day periods ended October 31, 2000.

                                                        Class A Class B Class C
                                                        ------- ------- --------
Yield..................................................  1.96%   1.96%   1.96%
Effective Yield........................................  1.98%   1.98%   1.98%
Tax Equivalent Yield...................................  3.06%   3.06%   3.06%


Shareholder Rights

   Shareholder rights are the same in all of the Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and to cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of trustees or directors, changes in fundamental policies, or approval of changes in the Fund's investment advisory agreement. Corresponding Shares issued in the Reorganizations will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.


   The Funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund trustee or director.

Tax Information

   The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See

"Taxes" in the Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectus.


Portfolio Transactions

   The procedures for engaging in portfolio transactions are generally the same for the Acquired Funds and the Acquiring Funds. Each Acquired Fund's subadviser and SAAMCo may consider the nature and extent of research services provided when brokers are selected and may cause a Fund to pay such broker-dealer's commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided. For further discussion of these procedures, see "Portfolio Brokerage" in the Acquired Funds Statement and "Portfolio Transactions and Brokerage" in the Acquiring Funds Statement.


Portfolio Turnover

   None of the Funds has placed a limit on its portfolio turnover and portfolio changes are made when the Fund's investment adviser (or Subadviser) believes they are advisable, usually without reference to the length of time that a security has been held.


Additional Information

 Independent Auditors

   Currently, PricewaterhouseCoopers LLP serves as the independent auditors of the Acquired Funds and the Acquiring Funds. If the Reorganizations are completed, it is anticipated that PricewaterhouseCoopers LLP will serve as the independent auditors of the Combined Funds. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036.


 Custodian

   State Street acts as the custodian of the assets of the Acquired Funds and Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the custodian of the Combined Funds. The principal business address of State Street is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

 Transfer Agent

   Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184, serves as the transfer agent with respect to each Acquired Fund. State Street, 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as the transfer agent with respect to each Acquiring Fund. Transfer agent functions are performed for State Street by National Financial Data Services, P.O. Box 219572, Kansas City, Missouri 64121-5972, an affiliate of State Street. Each transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts for the respective Fund. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the transfer agent of the Combined Funds.


 Capital Stock

   The NAF Money Market Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Institutional Class I. The NAF Municipal Money Market Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into three classes designated Class A, Class B and Class C. SunAmerica Money Market Funds, Inc. is authorized to issue ten billion (10,000,000,000) shares of common stock, of which three billion (3,000,000,000) shares have been divided and classified as the SunAmerica Money Market Fund and one hundred million (100,000,000) shares have been divided and classified as the SunAmerica Municipal Money Market Fund. The SunAmerica Money Market Fund is divided into four classes of shares, designated Class A, Class B, Class II and Class I, consisting of one billion (1,000,000,000) Class A shares, one billion (1,000,000,000) Class B shares, five hundred million (500,000,000) Class II shares and five hundred million (500,000,000) Class I shares, in each case par value $0.001 per share. The SunAmerica Municipal Money Market Fund is divided into four classes of shares, designated Class A, Class B, Class II and Class I, consisting of twenty-five million (25,000,000) Class A shares, twenty-five million (25,000,000) Class B shares, twenty-five million (25,000,000) Class II shares and twenty-five million (25,000,000) Class I shares, in each case par value $0.001 per share. See "--Shareholder Rights" above and "Capital Stock" in the Acquired Funds Statement and "Description of Shares" in the Acquiring Funds Statement for further discussion of the rights and preferences attributable to shares of each Acquired Fund and each Acquiring Fund, respectively. See "Summary" above and "Section II: Fees and Expenses" (in the case of Class A, Class B and Class C shares) in the Acquired Funds Prospectuses and "Fund Highlights--What are the Fund's Expenses?" in the Acquiring Funds Prospectus for further discussion on the expenses attributable to shares of the Acquired Funds and the Acquiring Funds, respectively. See "-- Issuance and Distribution of Corresponding Shares" for a description of the classes of Corresponding Shares to be issued in the Reorganizations.


   The North American Funds is an entity of the type commonly known as a "Massachusetts business trust," while SunAmerica Money Market Funds, Inc. is organized as a corporation under Maryland law. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of North American Funds contains an express disclaimer of shareholder liability for acts or obligations of each Acquired Fund and provides for indemnification and reimbursement of expenses out of that Acquired Fund's property for any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Acquired Funds themselves would be unable to meet their obligations. Given the above limitations on shareholder personal liability, and the nature of the Acquired Fund's assets and operations, the possibility that such an Acquired Fund will be unable to meet its obligations is remote. North American Funds believes the risk of personal liability to shareholders is therefore remote. In contrast to the laws governing Massachusetts business trust as described above, there is no similar provision under Maryland law governing corporations providing for shareholder liability for obligations of the Fund.


 Shareholder Inquiries

   Shareholder inquiries with respect to the Acquired Funds may be addressed to each Acquired Fund at 286 Congress Street, Boston, Massachusetts 02210 or by calling toll free 1-800-872-8037. Shareholder inquiries with respect to the Acquiring Funds may be addressed to each Acquiring Fund at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204 or by calling toll free 1-800-858-8850.

                              THE REORGANIZATIONS

General

   Under each Plan, the applicable Acquiring Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following consummation of the respective Reorganization.

   Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time and all other assets of such Acquired Fund as of such time.


   In the course of each Reorganization, each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations.

   Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See "--Terms of the Plans" for information concerning the calculation of net asset value.


   Since the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. However, as a result of the Reorganizations, a shareholder of the NAF Money Market Fund may hold a smaller percentage of ownership in the respective Money Market Combined Fund than he or she did in the NAF Money Market Fund prior to the Reorganization. The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of your shares of the Acquired Fund. Because all of the Funds seek to maintain a price per share of $1.00, you should end up with the same number of shares. In any event, the total dollar value of your shares will remain the same.


   If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the fourth calendar quarter of 2001. One Reorganization is not dependent on the consummation of any other Reorganization. If an Acquired Fund's shareholders do not approve the respective Reorganization, the NAF Board will consider other possible courses of action which may be in the best interests of shareholders.

Terms of the Plans

   The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, a form of which is attached hereto as Exhibit II.

 Valuation of Assets and Liabilities

   The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under "Transaction Policies--Valuation of Shares" and "Determination of Net Asset Value" in the Acquiring Funds Prospectus and the Acquiring Funds Statement, respectively. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

 Issuance and Distribution of Corresponding Shares

   On the Closing Date (as defined in the Plans), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.


 Expenses

   All costs of the Reorganizations will be borne by AIG or an affiliate thereof, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Funds or their shareholders.

 Required Approvals

   The completion of each Reorganization is conditioned upon, among other things, the receipt of certain regulatory approvals, including the receipt of an order from the Commission pursuant to Section 17(b) of the Investment Company Act. An application for such order has been filed with the Commission, however, there is no assurance that it will be received. In addition, the Declaration of Trust of North American Funds (as amended to date) requires approval of each Reorganization by the affirmative vote of the respective Acquired Fund's shareholders representing no less than a majority outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.


 Amendments and Conditions

   The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, the receipt of an opinion of counsel as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

 Termination, Postponement and Waivers

   Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by mutual agreement of the NAF Board and the SunAmerica Board;
(ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations

   In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a money market or municipal money market mutual fund which has substantially the same investment objective and similar, though not identical, investment techniques. In addition, the NAF Board considered the following, among other things:

  . Terms and conditions of the Reorganizations.

  . The fact that Acquiring Funds will assume substantially all of the liabilities of the respective Acquired Funds.

  . The historical performance records of the Acquired Funds and SunAmerica
    Money Market Fund.

  . The gross and net expense ratios of the Acquired Funds and the SunAmerica
    Money Market Fund before the Reorganizations, the anticipated gross and net expense ratios of the SunAmerica Municipal Money Market Fund and the estimated expense ratios of the Combined Funds on a pro forma basis after the Reorganizations.

  . The fact that the Reorganizations would not result in dilution of an Acquired Fund shareholders' interests.


  . The fact that AGAM has agreed to waive fees or reimburse expenses for the Acquired Funds, but there is no assurance that the current fee waivers and expense reimbursements would continue after February 28, 2002.

  . The fact that SAAMCo has contractually and voluntarily agreed to waive fees or reimburse expenses for certain classes of Acquiring Fund shares.

  . The investment experience, expertise and resources of SAAMCo and other service providers to the Acquiring Funds in the areas of distribution, investment, and shareholder services.

  . The service and distribution resources available to the Acquiring Funds and compatibility of the Funds' service features available to shareholders.

  . The fact that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

  . The fact that AIG or an affiliate thereof will bear all expenses relating to the Reorganizations.

  . The effect of the Reorganizations on Acquired Fund shareholders and the value of their interests.

  . Alternatives available to Acquired Fund shareholders, including the ability to redeem their shares.

   The NAF Board took into account the fact that the SunAmerica Money Market Fund is approximately twenty times as large as the NAF Money Market Fund and that as shareholders of the Money Market Combined Fund, NAF Money Market Fund shareholders would enjoy the stability associated with an investment in a much larger fund.

   In addition, the NAF Board considered the difference in the fee structures of the Acquiring Funds and the Acquired Funds. Specifically, the NAF Board considered that Class B and Class II shares of the Acquiring Funds are subject to sales charges and all Classes of shares of the Acquiring Funds are subject to Rule 12b-1 distribution and/or account maintenance fees. Shares of the Acquired Funds are not subject to such sales charges or fees. However, unlike Class A shares of the Acquired Funds, which are subject to a sales charge upon an exchange, there are no sales charges imposed on exchanges among the SunAmerica Mutual Funds, including the Acquiring Funds.

   In addition, Class B shares of the Acquiring Funds, as well as other SunAmerica Mutual Funds, convert to Class A shares approximately eight years after issuance. The time that a shareholder holds shares of an Acquiring Fund will be taken into account in calculating the conversion period. Similarly, the time that a Class B or Class II shareholder holds shares of an Acquiring Fund will be taken into account when determining whether or not a CDSC will apply to a redemption (six years for Class B; eighteen months for Class II). In contrast, the time that a shareholder holds Class B or C shares of an Acquired Fund does not count in determining the eight-year period for conversion of Class B shares to Class A, or in determining whether the applicable period for imposition of a CDSC has lapsed (six years for Class B shares; one year for Class C shares).

   The NAF Board also considered that the fee waivers and expense reimbursements that are in place with respect to the Acquired Funds are only effective through February 28, 2002 and that there can be no assurance that AGAM would continue with these waivers and reimbursements past that date.

   Moreover, an investor in an Acquiring Fund (or any fund in the SunAmerica Fund Complex) would be subject to the imposition of a front-end sales charge in connection with the purchase of Class A shares only once--at the time of initial purchase and not at the time of each exchange.


   AGAM is contractually obligated to provide the fee reductions and expense reimbursements referenced in the "Fee Tables" above through February 28, 2002. If shareholders do not approve the Reorganizations, each Acquired Fund will continue with its current fee structure except that there is no assurance that AGAM would continue to provide such fee reductions and reimbursements past this date. If shareholders approve the Reorganizations, the respective Combined Funds expense structure will apply.


   Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that the benefits described above would outweigh the higher expenses of being shareholders in the Acquiring Funds, or that other benefits will in fact be realized, the NAF Board concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In connection with the approval of the Reorganizations, the NAF Board also approved directed brokerage arrangements with certain brokers to reduce the costs that might otherwise be incurred to align the portfolios of each of the Acquired Funds with those of the respective Acquiring Funds to facilitate a smooth transition upon consummation of the Reorganizations. Because the Acquired Funds and Acquiring Funds have substantially the same or similar investment objectives and similar investment strategies, it is not anticipated that the securities held by an Acquired Fund will be sold in significant amounts in order to comply with the objectives and investment policies of the respective Acquiring Fund in connection with the applicable Reorganization. The Acquired Funds will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganizations under the Code. However, the disposition of assets by an Acquired Fund may result in the realization of taxable gains or losses by Acquired Fund shareholders.


   In approving the Reorganizations, the NAF Board, including all of the NAF Independent Trustees, determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, also determined that the interests of the shareholders of each Acquired Fund would not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring

Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time. Consequently, the NAF Board approved the Plans and directed that each Plan be submitted to the shareholders of each respective Acquired Fund for approval.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the respective Plan. Approval of the respective Plan by one Acquired Fund is not contingent upon the approval of the respective Plan by any other Acquired Fund.

   The SunAmerica Board has also approved the Plans on behalf of the Acquiring Funds.

Federal Income Tax Consequences of the Reorganizations

 General

   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization.


   As a condition to the closing of each Reorganization, each of the Acquired Funds and Acquiring Funds will receive an opinion of Shearman & Sterling, counsel to the Acquiring Funds, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of each Reorganization (i) no gain or loss will be recognized by an Acquired Fund or an Acquiring Fund as a result of its respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund, (iii) each Acquired Fund and each Acquiring Fund will be a "party to a reorganization" under Section 368(b) of the Code, (iv) the holding period of the assets of an Acquired Fund acquired by the respective Acquiring Fund will include the period during which such assets were held by the Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective Acquired Fund in exchange for his or her shares in the Acquired Fund will include the period during which such shareholder held shares of the Acquired Fund (provided the Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in such Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling's opinion will be based upon certain representations made by the parties to the Reorganization.


   An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

   To the extent that an Acquired Fund has loss carryforwards at the time of the respective Reorganization, Acquired Fund shareholders may not be able to benefit from such loss carryforwards after the Reorganizations.


   Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the non-United States, state, local and other tax consequences of the Reorganizations.

 Status as a Regulated Investment Company

   The Acquired Funds and SunAmerica Money Market Fund have elected and qualified, and SunAmerica Municipal Money Market Fund intends to elect and qualify, to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganizations, the Acquiring Funds intend to continue to qualify as regulated investment companies. An Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization.


Capitalization

   The following table sets forth the capitalization of each Acquired Fund and each Acquiring Fund as of June 30, 2001, and the capitalization of each Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date. As the newly created portfolio of SunAmerica Money Market Funds, Inc., the SunAmerica Municipal Money Market Fund had no assets as of such date.

                                      NAF Money Market Fund                  SunAmerica Money Market Fund
                         ----------------------------------------------- ------------------------------------
                                                           Institutional
                           Class A    Class B    Class C      Class I      Class A      Class B    Class II
                         ----------- ---------- ---------- ------------- ------------ ----------- -----------
Total Net Assets........ $26,124,221 $9,869,751 $7,761,411  $6,894,324   $979,739,977 $37,666,545 $14,929,726
Shares Outstanding......  26,123,508  9,869,522  7,760,808   6,895,384    979,738,643  37,666,515  14,929,726
Net Asset Value Per
 Share.................. $      1.00 $     1.00 $     1.00  $     1.00   $       1.00 $      1.00 $      1.00

                                    Pro Forma Money Market Combined Fund
                              -------------------------------------------------
                                 Class A       Class B    Class II    Class I
                              -------------- ----------- ----------- ----------
Total Net Assets............. $1,005,864,198 $47,536,296 $22,691,137 $6,894,324
Shares Outstanding...........  1,005,862,151  47,536,037  22,690,534  6,895,384
Net Asset Value Per Share.... $         1.00 $      1.00 $      1.00 $     1.00

                                                                                      Pro Forma Municipal
                                 NAF Municipal            SunAmerica Municipal            Money Market
                               Money Market Fund           Money Market Fund             Combined Fund
                         ------------------------------ ------------------------ ------------------------------
                          Class A    Class B   Class C  Class A Class B Class II  Class A    Class B   Class II
                         ---------- ---------- -------- ------- ------- -------- ---------- ---------- --------
Total Net Assets........ $4,283,016 $2,697,776 $130,729   $ 0     $ 0     $ 0    $4,283,016 $2,697,776 $130,729
Shares Outstanding......  4,279,307  2,695,468  130,646   N/A     N/A     N/A     4,279,307  2,695,468  130,646
Net Asset Value Per
 Share.................. $     1.00 $     1.00 $   1.00   $ 0     $ 0     $ 0    $     1.00 $     1.00 $   1.00

   The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the Valuation Time.

                                    GENERAL

                       INFORMATION CONCERNING THE MEETING

Date, Time and Place of Meeting

   The Meeting will be held on November 7, 2001, at the principal executive offices of North American Funds at 286 Congress Street, Boston, MA 02210, at 10:00 a.m., Eastern Time.


Solicitation, Revocation and Use of Proxies

   A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of North American Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

   All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the New Investment Advisory Agreement, the New Subadvisory Agreement and the respective Plan.

   It is not anticipated that any matters other than the approval of the New Investment Advisory Agreement, the New Subadvisory Agreement and approval of the respective Plan will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.


Record Date and Outstanding Shares

   Only holders of record of shares of the Acquired Funds at the close of business on September 17, 2001 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the Acquired Funds issued and outstanding and entitled to vote at the close of business on the Record Date.


                                                                       Institutional
                         Class A Shares  Class B Shares Class C Shares Class I Shares Total Shares
                         --------------- -------------- -------------- -------------- -------------
NAF Money Market Fund... 26,884,947.0010 9,512,800.7700 8,181,383.8800    75.0000     44,579,206.65
NAF Municipal Money
 Market Fund............  3,892,235.5200 2,570,558.1600   160,786.2800          0      6,623,579.96

Security Ownership of Certain Beneficial Owners and Management of the Funds

   To the knowledge of each Fund, as of the August 31, 2001, the following shareholders, if any, owned beneficially or of record more than 5% of the outstanding voting securities of such Fund:


                                                                         Percentage of Class
                                                                            of Shares of
                                                         Percentage of   Combined Fund After
                                                        Class of Shares  the Reorganization
                                                          and Type of           on a
   Name of Fund        Name and Address of Shareholder     Ownership      Pro Forma Basis*
   ------------        -------------------------------  ---------------  -------------------
NAF Money Market Fund    VALIC Seed Account            8.15% of Class    1.66% of Class B
                         Attn: Greg Kingston           B, owned of
                         2919 Allen Pkwy #17-01        record
                         Houston, TX 77019-2142

NAF Municipal            VALIC Seed Account            60.13% of Class   60.13% of Class A
 Money Market Fund       Attn: Greg Kingston           A, owned of
                         2919 Allen Pkwy #17-01        record
                         Houston, TX 77019-2142

                         VALIC Seed Account            95.07% of Class   95.07% of Class B
                         Attn: Greg Kingston           B, owned of
                         2919 Allen Pkwy #17-01        record
                         Houston, TX 77019-2142

                         Linda J. Vincent &            8.93% of Class    8.93% of Class A
                         Christopher Vincent &         A, owned of
                         Jacob Vincent TOD             record
                         39 Rivermeadow Dr.
                         Steep Falls, ME 04085-6842

                         Brad Coleman & Candace        36.35% of Class   36.35% of Class II
                         Coleman Jt Ten                C, owned of
                         603 Westway Dr.               record
                         Rockwall, TX 75087-3013

                         James Hooten                  11.7% of Class    11.7% of Class II
                         62 Virginia St.               C,
                         Racine, WI 53405-1946         owned of record

                         Judith Radwick & Michael      10.11% of Class   10.11% of Class II
                         Radwick JTWROS                C,
                         73-4318 E. Keokeo St.         owned of record
                         Kailua Kona, HI 96740-9509

                         Norbert Nolz Under MA TOD,    10.02% of Class   10.02% of Class II
                         Timothy Nolz & Dawn Nolz &    C,
                         Kimberly Nolz                 owned of record
                         115 S. 2nd St.
                         Parkston, SD 57366-2126

                         Raymond Blevins & Sandra      7.27% of Class    7.27% of Class II
                         Blevins JTWROS                C,
                         1401 Buffalo St.              owned of record
                         Johnson City, TN 37604-
                         7301

                         Gary Wilbers                  7.09% of Class    7.09% of Class II
                         PO Box 105216                 C,
                         Jefferson City, MO 65110-     owned of record
                         5216

                                                                    Percentage of Class
                                                                       of Shares of
                                                    Percentage of   Combined Fund After
                                                   Class of Shares  the Reorganization
                                                     and Type of           on a
   Name of Fund   Name and Address of Shareholder     Ownership      Pro Forma Basis*
   ------------   -------------------------------  ---------------  -------------------
                    Linda L. Morgan-Pitschka      6.89% of Class     6.89% of Class II
                    2311 W. 16th #101             C,
                    Spokane, WA 99224-4469        owned of record

SunAmerica Money    Advest Inc. 206-13196-26      5.36% of Class     3.65% of Class II
 Market Fund        90 Statehouse Square          II,
                    Hartford, CT 06103            owned of record

--------

* Assuming that the value of the shareholder's interest in the Fund on the date of consummation of the applicable Reorganization was the same as on August 31, 2001.


   In addition, the SunAmerica Municipal Money Market Fund is newly created and will initially be wholly-owned by SAAMCo as the initial seed investor.


   At August 31, 2001, the directors and officers of North American Funds as a group (13 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of North American Funds.


   At August 31, 2001, the directors and officers of SunAmerica Money Market Funds, Inc. as a group (5 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquiring Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of SunAmerica Money Market Funds, Inc.


Voting Rights and Required Vote

   Each share of an Acquired Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each Acquired Fund vote separately on whether to approve the New Investment Advisory Agreement and approval with respect to one Acquired Fund is not dependent on approval with respect to any other Acquired Fund. Shareholders of each Acquired Fund also vote separately on whether to approve the New Subadvisory Agreement and approval with respect to one Acquired Fund is not dependent on approval with respect to any other Acquired Fund. Approval of the Plan with respect to one Acquired Fund is not dependent on approval of the Plan with respect to any other Acquired Fund. Approval of the New Investment Advisory Agreement, the New Subadvisory Agreement and each Plan with respect to an Acquired Fund requires the affirmative vote of a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

   Broker-dealer firms holding shares of any of the Acquired Funds in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the Plans. Each of the Acquired Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes will have the same effect as a vote against approval of the Plan.


   A quorum for each Acquired Fund for purposes of the Meeting consists of thirty percent of the shares of such Acquired Fund entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for each Meeting, a quorum of the applicable Acquired Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of approval of the New Investment Advisory Agreement, New Subadvisory Agreement or of the applicable Plan are not received from the shareholders of the respective Acquired Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders. An affirmative vote of less than thirty percent of the shares of the applicable Acquired Fund present in person or by proxy and entitled to vote at the session of the Meeting will suffice for any such adjournment. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Acquired Fund.

   The votes of shareholders of the Acquiring Funds are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the respective Reorganizations.

                             ADDITIONAL INFORMATION

   The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by AIG or an affiliate thereof. Such expenses are currently estimated to be approximately $250,000 in the aggregate.


   AIG or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain officers or employees that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.


   In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. North American Funds has retained Georgeson Shareholder, located at 17 State Street, 27th Floor, New York, New York 10004 to aid in the solicitation of proxies at a cost estimated not to exceed $1,800, plus out-of-pocket expenses. The cost of soliciting proxies will be borne by AIG or an affiliate thereof.

   This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which North American Funds and SunAmerica Money Market Funds, Inc. have filed on behalf of their respective Funds with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

   The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by North American Funds on behalf of the Acquired Funds or SunAmerica Money Market Funds, Inc. on behalf of the Acquiring Funds) can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., in Washington, D.C. 20549. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Funds, as well as other material incorporated by reference and other information regarding the Funds.

                               LEGAL PROCEEDINGS

   There are no material legal proceedings to which any of the Funds is a party.

                                 LEGAL OPINIONS

   Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon by Robert M. Zakem, Esq., General Counsel for SAAMCo. Certain tax matters in connection with the Reorganizations will be passed upon for the Funds by Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, counsel for the Acquiring Funds.

                                    EXPERTS

   The financial highlights of the Acquired Funds and the SunAmerica Money Market Funds incorporated by reference into this Proxy Statement and Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036.


                             SHAREHOLDER PROPOSALS

   A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the Board of Trustees of North American Funds relating to such meeting is to be made in order to be considered in such Acquired Fund's proxy statement and form of proxy relating to the meeting. If Proposal Nos. 2(a)-(b) are approved at the Meeting, there will likely not be any future shareholder meeting of the Acquired Funds.

                                          By Order of the Board of Trustees of
                                          North American Funds
                                          /s/ John I. Fitzgerald
                                          John I. Fitzgerald
                                          Secretary, North American Funds

                                                                 EXHIBIT IA


                         INVESTMENT ADVISORY AGREEMENT

   INVESTMENT ADVISORY AGREEMENT made as of this    day of       , 2001,
between NORTH AMERICAN FUNDS, a Massachusetts business trust (the "Trust"), and AMERICAN GENERAL ASSET MANAGEMENT CORP., a Delaware corporation (the "Adviser"). In consideration of the mutual covenants contained herein, the parties agree as follows:

1. APPOINTMENT OF ADVISER

   The Trust hereby appoints the Adviser, subject to the supervision of the Trustees of the Trust and the terms of this Agreement, as the investment adviser for each of the portfolios of the Trust specified in Appendix A to this Agreement (the "Funds"). The Adviser accepts such appointment and agrees to render the services and to assume the obligations set forth in this Agreement commencing on its effective date. The Adviser will be an independent contractor and will have no authority to act for or represent the Trust in any way or otherwise be deemed an agent unless expressly authorized in this Agreement or another writing by the Trust and Adviser.

2. DUTIES OF THE ADVISER

     a. Subject to the general supervision of the Trustees of the Trust and the terms of this Agreement, the Adviser will at its own expense select, contract with, and compensate investment subadvisers ("Subadvisers") to manage the investments and determine the composition of the assets of the Funds; provided, that any contract with a Subadviser (the "Subadvisory Agreement") shall be in compliance with and approved as required by the Investment Company Act of 1940, as amended ("Investment Company Act"). Subject always to the direction and control of the Trustees of the Trust, the Adviser will monitor compliance of each Subadviser with the investment objectives and related investment policies, as set forth in the Trust's registration statement as filed with the Securities and Exchange Commission, of any Fund or Funds under the management of such Subadviser, and review and report to the Trustees of the Trust on the performance of such Subadviser.

     b. The Adviser will oversee the administration of all aspects of the Trust's business and affairs and in that connection will furnish to the Trust the following services:

     (1) Office and Other Facilities. The Adviser shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties hereto from time to time and such other office facilities, utilities and office equipment as are necessary for the Trust's operations.

     (2) Trustees and Officers. The Adviser agrees to permit individuals who are directors, officers or employees of the Adviser to serve (if duly elected or appointed) as Trustees or President, Vice President, Treasurer or Secretary of the Trust, without remuneration from or other cost to the Trust.

     (3) Other Personnel. The Adviser shall furnish to the Trust, at the Trust's expense, any other personnel necessary for the operations of the Trust.

     (4) Financial, Accounting, and Administrative Services. The Adviser shall maintain the existence and records of the Trust; maintain the registrations and qualifications of Trust shares under federal and state law; and perform all administrative, financial, accounting, bookkeeping and recordkeeping functions of the Trust except for any such functions that may be performed by a third party pursuant to a custodian, transfer agency or service agreement executed by the Trust. The Trust shall reimburse the Adviser for its expenses associated with all such services, including the compensation and related personnel expenses and expenses of office space, office equipment, utilities and miscellaneous office expenses, except any such expenses directly attributable to officers or employees of the Adviser who are serving as President, Vice President, Treasurer or Secretary of the Trust. The Adviser shall determine the expenses to be reimbursed by the Trust pursuant to expense allocation procedures established by the Adviser in accordance with generally accepted accounting principles.

     (5) Liaisons with Agents. The Adviser, at its own expense, shall maintain liaison with the various agents and other persons employed by the Trust (including the Trust's transfer agent, custodian, independent accountants and legal counsel) and assist in the coordination of their activities on behalf of the Trust. Fees and expenses of such agents and other persons will be paid by the Trust.

     (6) Reports to Trust. The Adviser shall furnish to or place at the disposal of the Trust such information, reports, valuations, analyses and opinions as the Trust may, at any time or from time to time, reasonably request or as the Adviser may deem helpful to the Trust, provided that the expenses associated with any such materials furnished by the Adviser at the request of the Trust shall be borne by the Trust.

     (7) Reports and Other Communications to Trust Shareholders. The Adviser shall assist the Trust in developing (but not pay for) all general shareholder communications including regular shareholder reports.

3. EXPENSES ASSUMED BY THE TRUST

   In addition to paying the advisory fee provided for in Section 4, the Trust will pay all expenses of its organization, operations and business not specifically assumed or agreed to be paid by the Adviser as provided in this Agreement, by a Subadviser as provided in a Subadvisory Agreement, or by the Distributor as provided in the Distribution Agreement. Without limiting the generality of the foregoing, the Trust, in addition to certain expenses described in Section 2 above, shall pay or arrange for the payment of the following:

     a. Custody and Accounting Services. All expenses of the transfer, receipt, safekeeping, servicing and accounting for the Trust's cash, securities, and other property, including all charges of depositories, custodians and other agents, if any;

     b. Shareholder Servicing. All expenses of maintaining and servicing shareholder accounts, including all charges of the Trust's transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents, if any;

     c. Shareholder Communications. All expenses of preparing, setting in type, printing, and distributing reports and other communications to shareholders;

     d. Shareholder Meetings. All expenses incidental to holding meetings of Trust shareholders, including the printing of notices and proxy material, and proxy solicitation therefor;

     e. Prospectuses. All expenses of preparing, setting in type, and printing of annual or more frequent revisions of the Trust's prospectus and statement of additional information and any supplements thereto and of mailing them to shareholders;

     f. Pricing. All expenses of computing the net asset value per share for each of the Funds, including the cost of any equipment or services used for obtaining price quotations and valuing its investment portfolio;

     g. Communication Equipment. All charges for equipment or services used for communication between the Adviser or the Trust and the custodian, transfer agent or any other agent selected by the Trust;

     h. Legal and Accounting Fees and Expenses. All charges for services and expenses of the Trust's legal counsel and independent auditors;

     i. Trustees and Officers. Except as expressly provided otherwise in paragraph 2.b.(2), all compensation of Trustees and officers, all expenses incurred in connection with the service of Trustees and officers, and all expenses of meetings of the Trustees and Committees of Trustees;

     j. Federal Registration Fees. All fees and expenses of registering and maintaining the registration of the Trust under the Investment Company Act and the registration of the Trust's shares under the Securities Act of 1933, as amended (the "1933 Act"), including all fees and expenses incurred in connection with the preparation, setting in type, printing and filing of any registration statement and prospectus under the 1933 Act or the Investment Company Act, and any amendments or supplements that may be made from time to time;

     k. State Registration Fees. All fees and expenses of qualifying and maintaining qualification of the Trust and of the Trust's shares for sale under securities laws of various states or jurisdictions, and of registration and qualification of the Trust under all other laws applicable to the Trust or its business activities (including registering the Trust as a broker-dealer, or any officer of the Trust or any person as agent or salesman of the Trust in any state);

     l. Issue and Redemption of Trust Shares. All expenses incurred in connection with the issue, redemption, and transfer of Trust shares, including the expense of confirming all share transactions, and of preparing and transmitting certificates for shares of beneficial interest in the Trust;

     m. Bonding and Insurance. All expenses of bond, liability and other insurance coverage required by law or regulation or deemed advisable by the Trust's Trustees including, without limitation, such bond, liability and other insurance expense that may from time to time be allocated to the Trust in a manner approved by its Trustees;

     n. Brokerage Commissions. All brokers' commissions and other charges incident to the purchase, sale, or lending of the Trust's portfolio securities;

     o. Taxes. All taxes or governmental fees payable by or with respect to the Trust to federal, state, or other governmental agencies, domestic or foreign, including stamp or other transfer taxes, and all expenses incurred in the preparation of tax returns;

     p. Trade Association Fees. All fees, dues, and other expenses incurred in connection with the Trust's membership in any trade association or other investment organization; and

     q. Nonrecurring and Extraordinary Expenses. Such nonrecurring expenses as may arise, including the costs of actions, suits, or proceedings to which the Trust is, or is threatened to be made, a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its Trustees, officers, agents and shareholders.

4. COMPENSATION OF ADVISER

   The Adviser will pay the Subadviser with respect to each Fund the compensation specified in Appendix A to this Agreement (the "Compensation").

5. NON-EXCLUSIVITY

   The services of the Adviser to the Trust are not to be deemed to be exclusive, and the Adviser shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that the directors, officers, and employees of the Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors, trustees or employees of any other firm or corporation, including other investment companies.

6. SUPPLEMENTAL ARRANGEMENTS

   The Adviser may enter into arrangements with other persons affiliated with the Adviser to better enable it to fulfill its obligations under this Agreement for the provision of certain personnel and facilities to the Adviser.

7. CONFLICTS OF INTEREST

   It is understood that Trustees, officers, agents and shareholders of the Trust are or may be interested in the Adviser as directors, officers, stockholders, or otherwise; that directors, officers, agents and stockholders of the Adviser are or may be interested in the Trust as Trustees, officers, shareholders or otherwise; that the Adviser may be interested in the Trust; and that the existence of any such dual interest shall not affect the validity hereof or of any transactions hereunder except as otherwise provided in the Agreement and Declaration of Trust of the Trust and the Articles of Incorporation of the Adviser, respectively, or by specific provision of applicable law.

8. REGULATION

   The Adviser shall submit to all regulatory and administrative bodies having jurisdiction over the services provided pursuant to this Agreement any information, reports or other material which any such body by reason of this Agreement may request or require pursuant to applicable laws and regulations. The Adviser will comply in all material respects with Rule 17j-1 under the Investment Company Act.

9. DURATION AND TERMINATION OF AGREEMENT

   Unless sooner terminated, this Agreement will continue in effect for a period more than two years from the date of its execution only so long as such continuance is specifically approved at least annually either by the Trustees of the Trust or by a majority of the outstanding voting securities of each of the Portfolios, provided that in either event such continuance shall also be approved by the vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the Investment Company Act) of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval.

   This Agreement may be terminated at any time, without the payment of any penalty, by the Trustees of the Trust, by the vote of a majority of the outstanding voting securities of the Trust, or with respect to any Fund by the vote of a majority of the outstanding voting securities of such Fund, on sixty days' written notice to the Adviser, or by the Adviser on sixty days' written notice to the Trust. This Agreement will automatically terminate, without the payment of any penalty, in the event of its assignment (as defined in the Investment Company Act).

10. PROVISION OF CERTAIN INFORMATION BY ADVISER

   The Adviser will promptly notify the Trust in writing of the occurrence of any of the following events:

     a. the Adviser fails to be registered as an investment adviser under the Investment Advisers Act or under the laws of any jurisdiction in which the Adviser is required to be registered as an investment adviser in order to perform its obligations under this Agreement;

     b. the Adviser is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the affairs of the Trust; and

     c. the chief executive officer or controlling stockholder of the Adviser or the portfolio manager of any Fund changes.

11. AMENDMENTS TO THE AGREEMENT

   This Agreement may be amended by the parties only if such amendment is specifically approved by the vote of a majority of the outstanding voting securities of each of the Funds affected by the amendment and by the vote of a majority of the Trustees of the Trust who are not interested persons of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval shall be effective with respect to any Fund if a majority of the outstanding voting securities of the series of shares of that Fund vote to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the amendment or (b) all the Funds of the Trust.

12. ENTIRE AGREEMENT

   This Agreement contains the entire understanding and agreement of the parties.

13. HEADINGS

   The headings in the sections of this Agreement are inserted for convenience of reference only and shall not constitute a part hereof.

14. NOTICES

   All notices required to be given pursuant to this Agreement shall be delivered or mailed to the last known business address of the Trust or Adviser in person or by registered mail or a private mail or delivery service providing the sender with notice of receipt. Notice shall be deemed given on the date delivered or mailed in accordance with this section.

15. SEVERABILITY

   Should any portion of this Agreement for any reason be held to be void in law or in equity, the Agreement shall be construed, insofar as is possible, as if such portion had never been contained herein.

16. GOVERNING LAW

   The provisions of this Agreement shall be construed and interpreted in accordance with the laws of The Commonwealth of Massachusetts, or any of the applicable provisions of the Investment Company Act. To the extent that the laws of The Commonwealth of Massachusetts, or any of the provisions in this Agreement, con-flict with applicable provisions of the Investment Company Act, the latter shall control.

17. LIMITATION OF LIABILITY

   The Declaration of Trust establishing the Trust, dated September 29, 1988, as amended and restated February 18, 1994, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of The Commonwealth of Massachusetts, provides that the name "North American Funds" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property, for the satisfaction of any obligation or claim, in connection with the affairs of the Trust or any Fund thereof, but only the assets belonging to the Trust, or to the particular Fund with which the obligee or claimant dealt, shall be liable.

   IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed under seal by their duly authorized officers as of the date first mentioned above.

                                          North American Funds

                                          By:
                                              ---------------------------------

                                          American General Asset Management
                                           Corp.

                                          By:
                                              ---------------------------------

                              NORTH AMERICAN FUNDS               EXHIBIT IB


                             SUBADVISORY AGREEMENT

   AGREEMENT made as of       , 2001, between AMERICAN GENERAL ASSET MANAGEMENT
CORP., a Delaware corporation (the "Adviser"), AND AMERICAN GENERAL INVESTMENT MANAGEMENT L.P. (or an affiliate), a Delaware limited partnership (the "Subadviser"). In consideration of the mutual covenants contained herein, the parties agree as follows:

1. APPOINTMENT OF SUBADVISER

   The Subadviser undertakes to act as investment subadviser to, and, subject to the supervision of the Trustees of North American Funds (the "Trust") and the terms of this Agreement, to manage the investment and reinvestment of the assets of the series of the Trust specified in Appendix A to this Agreement as it shall be amended by the Adviser and the Subadviser from time to time (the "Funds"). The Subadviser will be an independent contractor and will have no authority to act for or represent the Trust or Adviser in any way except as expressly authorized in this Agreement or another writing by the Trust and Adviser.

2. SERVICES TO BE RENDERED BY THE SUBADVISER TO THE TRUST

     a. Subject always to the direction and control of the Trustees of the Trust, the Subadviser will manage the investments and determine the composition of the assets of the Funds in accordance with the Funds' registration statement, as amended. In fulfilling its obligations to manage the investments and reinvestments of the assets of the Funds, the Subadviser will:

       i. obtain and evaluate pertinent economic, statistical, financial and other information affecting the economy generally and individual companies or industries the securities of which are included in the Funds or are under consideration for inclusion in the Funds;

       ii. formulate and implement a continuous investment program for each Fund consistent with the investment objectives and related investment policies for each such Fund as described in the Trust's registration statement, as amended;

       iii. take whatever steps are necessary to implement these investment programs by the purchase and sale of securities including the placing of orders for such purchases and sales;

       iv. regularly report to the Trustees of the Trust with respect to the implementation of these investment programs;

       v. provide assistance to the Trust's Custodian regarding the fair value of securities held by the Funds for which market quotations are not readily available for purposes of enabling the Trust's Custodian to calculate net asset value; and

       vi. vote proxies in accordance with the Proxy Voting Policy of the Trust.

     b. The Subadviser, at its expense, will furnish (i) all necessary investment and management facilities, including salaries of personnel required for it to execute its duties faithfully, and (ii) administrative facilities, including bookkeeping, clerical personnel and equipment necessary for the efficient conduct of the investment affairs of the Funds (excluding determination of net asset value and shareholder accounting services).

     c. The Subadviser will select brokers and dealers to effect all transactions subject to the following conditions: The Subadviser will place all orders with brokers, dealers, or issuers, and will negotiate brokerage commissions if applicable. The Subadviser is directed at all times to seek to execute brokerage transactions for the Funds in accordance with such policies or practices as may be established by the Trustees and described in the Trust's registration statement as amended. The Subadviser may pay a broker-dealer which provides research and brokerage services a higher spread or commission for a particular transaction than otherwise might have been charged by another broker-dealer, if the Subadviser determines that the higher spread or commission is reasonable in relation to the value of the brokerage and research services that such broker-dealer provides, viewed in terms of either the particular transaction or the Subadviser's overall responsibilities with respect to accounts managed by the Subadviser. The Subadviser may use for the benefit of the Subadviser's other clients, or make available to companies affiliated with the Subadviser or to its directors for the benefit of its clients, any such brokerage and research services that the Subadviser obtains from brokers or dealers.

     d. On occasions when the Subadviser deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Subadviser, the Subadviser to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be purchased or sold to attempt to obtain a more favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Subadviser in the manner the Subadviser considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to its other clients.

     e. The Subadviser will maintain all accounts, books and records with respect to the Funds as are required of an investment adviser of a registered investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act") and Investment Advisers Act of 1940, as amended (the "Investment Advisers Act") and the rules thereunder.

     f. The Subadviser agrees to observe and comply with Rule 17j-1 under the Investment Company Act and its Code of Ethics (which shall comply in all material respects with Rule 17j-1, as the same may be amended from time to time). On a quarterly basis, the Subadviser will either (i) certify to the Adviser that the Subadviser and its Access Persons have complied with the Subadviser's Code of Ethics with respect to the Fund or (ii) identify any material violations which have occurred with respect to the Fund. In addition, the Subadviser will report at least annually to the Adviser concerning any other violations of the Subadviser's Code of Ethics which required significant remedial action and which were not previously reported.

3. COMPENSATION OF SUBADVISER

   The Adviser will pay the Subadviser with respect to each Fund the compensation specified in Appendix A to this Agreement.

   During the term of this Agreement, the following conditions apply:

     a. The fee shall be held in an interest-bearing escrow account with State Street Bank and Trust Company;

     b. If a majority of a Covered Fund's outstanding voting securities approve a new investment sub-advisory agreement (the "New Sub-Advisory Agreement") with the SUB-ADVISER within 150 days after the date hereof, the amount in the escrow account (including interest earned thereon) with respect to such Covered Fund shall be paid to the SUB-ADVISER; and

     c. If a majority of a Covered Fund's outstanding voting securities do not approve a New Sub-Advisory Agreement with the SUB-ADVISER within such 150-day period, the SUB-ADVISER shall be paid from the escrow account, the lesser of an amount equal to

       (i) any costs incurred in performing this Agreement (plus interest earned on that amount in the escrow account); or

       (ii) the total amount in the escrow account (plus interest earned thereon).

4. LIABILITY OF SUBADVISER

   Neither the Subadviser nor any of its employees shall be liable to the Adviser or Trust for any loss suffered by the Adviser or Trust resulting from any error of judgment made in the good faith exercise of the Subadviser's investment discretion in connection with selecting Fund investments except for losses resulting from willful misfeasance, bad faith or gross negligence of, or from reckless disregard of, the duties of the Subadviser or any of its partners or employees; and neither the Subadviser nor any of its employees shall be liable to the Adviser or Trust for any loss suffered by the Adviser or Trust resulting from any other matters to which this Agreement relates (i.e., those other matters specified in Sections 2 and 8 of this Agreement), except for losses resulting from willful misfeasance, bad faith, or gross negligence in the performance of, or from disregard of, the duties of the Subadviser or any of its partners or employees.

5. SUPPLEMENTAL ARRANGEMENTS

   The Subadviser may enter into arrangements with other persons affiliated with the Subadviser to better enable it to fulfill its obligations under this Agreement for the provision of certain personnel and facilities to the Subadviser.

6. CONFLICTS OF INTEREST

   It is understood that trustees, officers, agents and shareholders of the Trust are or may be interested in the Subadviser as trustees, officers, partners or otherwise; that directors, officers, agents and partners of the Subadviser are or may be interested in the Trust as trustees, officers, shareholders or otherwise; that the Subadviser may be interested in the Trust; and that the existence of any such dual interest shall not affect the validity hereof or of any transactions hereunder except as otherwise provided in the Agreement and Declaration of Trust of the Trust and the Certificate of Incorporation of the Subadviser, respectively, or by specific provision of applicable law.

7. REGULATION

   The Subadviser shall submit to all regulatory and administrative bodies having jurisdiction over the services provided pursuant to this Agreement any information, reports or other material which any such body by reason of this Agreement may request or require pursuant to applicable laws and regulations.

8. DURATION AND TERMINATION OF AGREEMENT

   Unless sooner terminated, this Agreement will continue in effect for a period more than two years from the date of its execution only so long as such continuance is specifically approved at least annually either by the Trustees of the Trust or by a majority of the outstanding voting securities of each of the Portfolios, provided that in either event such continuance shall also be approved by the vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the Investment Company Act) of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval.

   This Agreement may be terminated at any time, without the payment of any penalty, by the Trustees of the Trust, by the vote of a majority of the outstanding voting securities of the Trust, or with respect to any Portfolio by the vote of a majority of the outstanding voting securities of such Portfolio, on sixty days' written notice to the Adviser and the Subadviser, or by the Adviser or Subadviser on sixty days' written notice to the Trust and the other party. This Agreement will automatically terminate, without the payment of any penalty, in the event of its assignment (as defined in the Investment Company
Act) or in the event the Advisory Agreement between the Adviser and the Trust terminates for any reason; provided that the termination of the Interim Investment Advisory Agreement between the Trust and the Adviser pursuant to Rule 15a-4 under the Investment Company Act upon shareholder approval of a definitive Investment Advisory Agreement with respect to a Portfolio shall not result in the termination of this Agreement as to such Portfolio.

9. PROVISION OF CERTAIN INFORMATION BY SUBADVISER

   The Subadviser will promptly notify the Adviser in writing of the occurrence of any of the following events:

     a. the Subadviser fails to be registered as an investment adviser under the Investment Advisers Act or under the laws of any jurisdiction in which the Subadviser is required to be registered as an investment adviser in order to perform its obligations under this Agreement;

     b. the Subadviser is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the affairs of the Trust; and

     c. any change in actual control or management of the Subadviser or the portfolio manager of any Fund.

10. PROVISION OF CERTAIN INFORMATION BY THE ADVISER

   The Adviser shall furnish the Subadviser with copies of the Trust's Prospectus and Statement of Additional Information, and any reports made by the Trust to its shareholders, as soon as practicable after such documents become available. The Adviser shall furnish the Subadviser with any further documents, materials or information that the Subadviser may reasonably request to enable it to perform its duties pursuant to this Agreement.

11. SERVICES TO OTHER CLIENTS

   The Adviser understand, and has advised the Trust's Board of Trustees, that the Subadviser now acts, or may in the future act, as an investment adviser to fiduciary and other managed accounts and as investment adviser or subadviser to other investment companies. Further, the Adviser understands, and has advised the Trust's Board of Trustees that the Subadviser and its affiliates may give advice and take action for its accounts, including investment companies, which differs from advice given on the timing or nature of action taken for the Fund. The Subadviser is not obligated to initiate transaction for the Portfolio in any security which the Subadviser, its principals, affiliates or employees may purchase or sell for their own accounts or other clients.

12. AMENDMENTS TO THE AGREEMENT

   This Agreement may be amended by the parties only if such amendment is specifically approved by the vote of a majority of the outstanding voting securities of each of the Funds affected by the amendment and by the vote of a majority of the Trustees of the Trust who are not interested persons of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval shall be effective with respect to any Fund if a majority of the outstanding voting securities of that Fund vote to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of
(a) any other Fund affected by the amendment or (b) all the series of the Trust.

13. ENTIRE AGREEMENT

   This Agreement contains the entire understanding and agreement of the parties.

14. HEADINGS

   The headings in the sections of this Agreement are inserted for convenience of reference only and shall not constitute a part hereof.

15. NOTICES

   All notices required to be given pursuant to this Agreement shall be delivered or mailed to the last known business address of the Trust or applicable party in person or by registered mail or a private mail or delivery service providing the sender with notice of receipt. Notice shall be deemed given on the date delivered or mailed in accordance with this paragraph.

16. SEVERABILITY

   Should any portion of this Agreement for any reason be held to be void in law or in equity, the Agreement shall be construed, insofar as is possible, as if such portion had never been contained herein.

17. GOVERNING LAW

   The provisions of this Agreement shall be construed and interpreted in accordance with the laws of The Commonwealth of Massachusetts, or any of the applicable provisions of the Investment Company Act. To the extent that the laws of The Commonwealth of Massachusetts, or any of the provisions in this Agreement, conflict with applicable provisions of the Investment Company Act, the latter shall control.

18. LIMITATION OF LIABILITY

   The Amended and Restated Agreement and Declaration of Trust dated February 18, 1994, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of The Commonwealth of Massachusetts, provides that the name "North American Funds" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property, for the satisfaction of any obligation or claim, in connection with the affairs of the Trust or any portfolio thereof, but only the assets belonging to the Trust, or to the particular portfolio with which the obligee or claimant dealt, shall be liable.

   IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed under seal by their duly authorized officers as of the date first mentioned above.

                                          American General Asset Management
                                           Corp.

                                          By: _________________________________

                                          American General Investment
                                           Management, L.P.

                                          By: _________________________________

                                                                 EXHIBIT II


                      Agreement and Plan of Reorganization

                      Dated as of September 28, 2001

                               Table of Contents


                                                                       Page No.
                                                                       --------
1. Defined Terms; Sections and Exhibits; Miscellaneous Terms..........     2
  a.Definitions.......................................................     2
  b.Use of Defined Terms..............................................     4
  c.Sections and Exhibits.............................................     5
  d.Miscellaneous Terms...............................................     5
2. The Reorganization(s)..............................................     5
  a.Transfer of Assets................................................     5
  b.Assumption of Liabilities.........................................     5
  c.Issuance and Valuation of Corresponding Shares in the
       Reorganization.................................................     5
  d.Distribution of Corresponding Shares to the Acquired Fund
       Shareholders...................................................     5
  e.Interest; Proceeds................................................     5
  f.Valuation Time....................................................     5
  g.Evidence of Transfer..............................................     6
  h.Termination.......................................................     6
  i.Separate Agreements; Reorganizations Not Conditioned on One
       Another........................................................     6
3. Representations and Warranties of the Acquired Fund................     6
  a.Formation and Qualification.......................................     6
  b.Licenses..........................................................     6
  c.Authority.........................................................     6
  d.Financial Statements..............................................     7
  e.Semi-Annual Report to Shareholders................................     7
  f.Prospectuses and Statements of Additional Information.............     7
  g.Litigation........................................................     7
  h.Material Contracts................................................     7
  i.No Conflict.......................................................     7
  j.Undisclosed Liabilities...........................................     7
  k.Taxes.............................................................     7
  l.Assets............................................................     8
  m.Consents..........................................................     8
  n.N-14 Registration Statement.......................................     8
  o.Capitalization....................................................     8
  p.Books and Records.................................................     8
4. Representations and Warranties of the Acquiring Fund...............     8
  a.Formation and Qualification.......................................     8
  b.Licenses..........................................................     9
  c.Authority.........................................................     9
  d.Financial Statements..............................................     9
  e.Semi-Annual Report to Shareholders................................     9
  f.Prospectuses and Statements of Additional Information.............     9
  g.Litigation........................................................     9
  h.Material Contracts................................................    10
  i.No Conflict.......................................................    10
  j.Undisclosed Liabilities...........................................    10
  k.Taxes.............................................................    10
  l.Consents..........................................................    10
  m.N-l4 Registration Statement.......................................    10
  n.Capitalization....................................................    10
  o.Corresponding Shares..............................................    11

                                                                       Page No.
                                                                       --------
5. Covenants of the Acquired Fund and the Acquiring Fund..............    11
  a.Special Shareholders' Meeting.....................................    11
  b.Unaudited Financial Statements....................................    11
  c.Share Ledger Records of the Acquiring Fund........................    12
  d.Conduct of Business...............................................    12
  e.Termination of the Acquired Fund..................................    12
  f.Filing of N-14 Registration Statement.............................    12
  g.Corresponding Shares..............................................    12
  h.Tax Returns.......................................................    12
  i.Combined Proxy Statement and Prospectus Mailing...................    12
  j.Confirmation of Tax Basis.........................................    12
  k.Shareholder List..................................................    12
  l.Class I Shares; New Series........................................    12
6. Closing Date.......................................................    13
7. Conditions of the Acquired Fund....................................    13
  a.Representations and Warranties....................................    13
  b.Performance.......................................................    13
  c.Shareholder Approval..............................................    13
  d.Approval of Board of Directors....................................    13
  e.Deliveries by the Acquiring Fund..................................    13
  f.No Material Adverse Change........................................    14
  g.Absence of Litigation.............................................    14
  h.Proceedings and Documents.........................................    14
  i.N-14 Registration Statement; Acquiring Fund Post-Effective
       Amendment......................................................    14
  j.Compliance with Laws; No Adverse Action or Decision...............    14
  k.Commission Orders or Interpretations..............................    15
8. Conditions of the Acquiring Fund...................................    15
  a.Representations and Warranties....................................    15
  b.Performance.......................................................    15
  c.Shareholder Approval..............................................    15
  d.Approval of Board of Trustees.....................................    15
  e.Deliveries by the Acquired Fund...................................    15
  f.No Material Adverse Change........................................    16
  g.Absence of Litigation.............................................    16
  h.Proceedings and Documents.........................................    16
  i.N-l4 Registration Statement; Acquiring Fund Post-Effective
       Amendment......................................................    16
  j.Compliance with Laws; No Adverse Action or Decision...............    16
  k.Commission Orders or Interpretations..............................    16
  l.Dividends.........................................................    16
9. Termination, Postponement and Waivers..............................    16
  a.Termination of Agreement..........................................    16
  b.Commission Order..................................................    17
  c.Effect of Termination.............................................    17
  d.Waivers; Non-Material Changes.....................................    17
10. Survival of Representations and Warranties........................    17
11.Other Matters under Massachusetts Law..............................    18
  a.Obligations.......................................................    18
  b.Further Assurances................................................    18
  c.Notices...........................................................    18
  d.Entire Agreement..................................................    18
  e.Amendment.........................................................    18

                                                                        Page No.
                                                                        --------
  f.Governing Law......................................................    19
  g.Assignment.........................................................    19
  h.Costs of the Reorganization........................................    19
  i.Severability.......................................................    19
  j.Headings...........................................................    19
  k.Counterparts.......................................................    19

                      AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 28th day of September 2001, by and between NORTH AMERICAN FUNDS, a Massachusetts business trust, on behalf of each Acquired Fund (as defined herein), each a separate investment portfolio of North American Funds, and SUNAMERICA MONEY MARKET FUNDS, INC., a Maryland corporation, on behalf of each Acquiring Fund (as defined herein), each a separate investment portfolio of SunAmerica Money Market Funds, Inc.


                            PLANS OF REORGANIZATION

   WHEREAS, this Agreement constitutes a separate agreement and plan of reorganization between North American Funds on behalf of each of its separate investment portfolios (each an "Acquired Fund," and collectively, the "Acquired Funds") and SunAmerica Money Market Funds, Inc. on behalf of each of its separate investment portfolios (each an "Acquiring Fund" and collectively, the "Acquiring Funds") set forth below:

Acquired Fund:                    Acquiring Fund:
--------------                    ---------------
Money Market Fund (the "NAF       SunAmerica Money Market Fund (the "SunAmerica
 Money Market Fund")               Money Market Fund")

Municipal Money Market Fund (the  SunAmerica Municipal Money Market Fund (the
 "NAF Municipal Money Market       "SunAmerica Municipal Money Market Fund")
 Fund")

   WHEREAS, each Acquired Fund owns securities that generally are assets of the character in which the respective Acquiring Fund is permitted to invest;

   WHEREAS, each reorganization will consist of (i) the acquisition of an Acquired Fund's Assets (as defined herein), and assumption of that Acquired Fund's Assumed Liabilities (as defined herein), by the respective Acquiring Fund solely in exchange for an aggregate value of newly issued shares of common stock, $.001 par value per share, of such Acquiring Fund (the "Shares"), equal to the net asset value of such Acquired Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by that Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (each a "Reorganization" and collectively the "Reorganizations");

   WHEREAS, in the course of each Reorganization, Shares of an Acquiring Fund will be issued to an Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will be entitled to receive Class A, Class B, Class II and Class I Shares, respectively (the "Corresponding Shares"), of the respective Acquiring Fund on the Closing Date (as defined herein);

   WHEREAS, the aggregate net asset value of the Corresponding Shares to be received by each shareholder of an Acquired Fund will equal the aggregate net asset value of the respective Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein);

   WHEREAS, it is intended that each Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code; and

   WHEREAS, the consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

                                   AGREEMENT

   NOW, THEREFORE, in order to consummate each Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, each Acquired Fund and Acquiring Fund hereby agree as follows:

1. Defined Terms; Sections and Exhibits; Miscellaneous Terms.

   a. Definitions. As used herein the following terms have the following respective meanings:

     "Acquired Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquired Fund" shall refer to the NAF Money Market Fund in respect of the Money Market Funds Reorganization and the NAF Municipal Money Market Fund in respect of the Municipal Money Market Funds Reorganization.

     "Acquiring Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquiring Fund" shall refer to the SunAmerica Money Market Fund in respect of the Money Market Funds Reorganization and the SunAmerica Municipal Money Market Fund in respect of the Municipal Money Market Funds Reorganization.

     "Acquiring Fund Post-Effective Amendment" has the meaning ascribed thereto in Section 5(l) hereof.

     "Agreement" has the meaning ascribed thereto in the introduction hereof.

     "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of (i) the NAF Money Market Fund in the case of the Money Market Funds
  Reorganization and (ii) the NAF Municipal Money Market Fund in the case of the Municipal Money Market Funds Reorganization.

     "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of (i) the NAF Money Market Fund in the case of the Money Market Funds Reorganization and (ii) the NAF Municipal Money Market Fund in the case of the Municipal Money Market Funds Reorganization.

     "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

     "Code" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "Commission" shall mean the Securities and Exchange Commission.

     "Corresponding Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of (i) the SunAmerica Money Market Fund in the case of the Money Market Funds Reorganization and (ii) the SunAmerica Municipal Money Market Fund in the case of the Municipal Money Market Funds Reorganization.

     "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

     "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

     "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

     "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

     "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

     "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

     "Majority Shareholder Vote" shall mean the lesser of (i) more than 50% of the outstanding shares of the Acquired Fund and (ii) 67% or more of the shares of the Acquired Fund represented at the special shareholders' meeting referenced in Section 5(a) hereof if more than 50% of such shares are represented.


     "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

     "Money Market Funds Reorganization" consists of (i) the acquisition of the NAF Money Market Fund's Assets, and assumption of the NAF Money Market Fund's Assumed Liabilities, by the SunAmerica Money Market Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Money Market Fund, equal to the net asset value of the NAF Money Market Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Money Market Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Money Market Fund in liquidation of the NAF Money Market Fund.

     "Municipal Money Market Funds Reorganization" consists of (i) the acquisition of the NAF Muncipal Money Market Fund's Assets, and assumption of the NAF Muncipal Money Market Fund's Assumed Liabilities, by the SunAmerica Muncipal Money Market Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Muncipal Money Market Fund, equal to the net asset value of the NAF Muncipal Money Market Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Muncipal Money Market Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Muncipal Money Market Fund in liquidation of the NAF Muncipal Money Market Fund.

     "NAF Money Market Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF Municipal Money Market Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "North American Funds Declaration of Trust" shall mean the Amended and Restated Agreement and Declaration of Trust of North American Funds dated as of February 18, 1994, as amended or supplemented from time to time.

     "North American Funds Prospectuses" shall mean the prospectuses relating to the Acquired Funds each dated March 1, 2001, in each case as amended or supplemented.

     "North American Funds Statement of Additional Information" shall mean the statement of additional information relating to the Acquired Funds, dated March 1, 2001, as amended or supplemented.

     "N-14 Registration Statement" has the meaning ascribed thereto in
  Section 3(n) hereof.


     "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

     "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

     "Reorganization" has the meaning ascribed thereto in the second paragraph under the heading "Plans of Reorganization" hereof. For purposes of this Agreement, the term "Reorganization" shall refer to the Money Market Funds Reorganization or the Municipal Money Market Funds
  Reorganization, as the context requires.

     "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

     "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company
  Act.

     "S&S" shall mean Shearman & Sterling, counsel to SunAmerica Money Market Funds, Inc. and the Acquiring Funds.

     "Section 17 Order" shall mean an order obtained from the Commission pursuant to Section 17(b) of the Investment Company Act to exempt consummation of a Reorganization from the prohibitions of Section 17(a) of such Act.

     "Securities Act" shall mean the Securities Act of 1933, as amended.

     "Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization. "

     "SunAmerica Money Market Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Municipal Money Market Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Money Market Funds, Inc. Articles of Incorporation" shall mean the Articles of Incorporation of SunAmerica Money Market Funds, Inc., dated as of July 20, 1983, as amended or supplemented from time to time.

     "SunAmerica Money Market Funds, Inc. Prospectuses" shall mean the prospectuses relating to the SunAmerica Money Market Funds, Inc., dated April 30, 2001 in the case of Class A, Class B and Class II Shares of the SunAmerica Money Market Fund, and the preliminary prospectus contained in the SunAmerica Money Market Funds, Inc. Post-Effective Amendment in the case of Class I Shares of the SunAmerica Money Market Fund and Class A, Class B and Class II Shares of the SunAmerica Municipal Money Market Fund, in each case as amended and supplemented.


     "SunAmerica Money Market Funds, Inc. Statements of Additional Information" shall mean the statement of additional information relating to the SunAmerica Money Market Funds, Inc., dated April 30, 2001 in the case of the Class A, Class B and Class II Shares of the SunAmerica Money Market Fund, and the preliminary statement of additional information contained in the SunAmerica Money Market Funds, Inc. Post-Effective Amendment in the case of Class I Shares of the SunAmerica Money Market Fund and Class A, Class B and Class II Shares of the SunAmerica Municipal Money Market Fund, in each case, as amended or supplemented.


     "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

   b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

   c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

   d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. The Reorganization(s).


   a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund (as to each Acquired Fund, such assets are collectively referred to herein as the "Assets").


   b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (as to each Acquired Fund, such liabilities are collectively referred to herein as the "Assumed Liabilities").

   c. Issuance and Valuation of Corresponding Shares in the Reorganization. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of each of the Acquired Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures described in the SunAmerica Money Market Funds, Inc. Prospectuses and the SunAmerica Money Market Funds, Inc. Statements of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.


   d. Distribution of Corresponding Shares to the Acquired Fund
Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

   e. Interest; Proceeds. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

   f. Valuation Time.

     i. The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on November 9, 2001, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

     ii. In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   g. Evidence of Transfer. The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the Commonwealth of Massachusetts to effect the transfer of the Assets to the Acquiring Fund.

   h. Termination. The Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization by making any required filings with the Commonwealth of Massachusetts, as provided in Section 5(e) hereof.

   i. Separate Agreements; Reorganizations Not Conditioned on One Another. Each of the respective parties hereto hereby agrees that this Agreement shall constitute a separate agreement and plan of reorganization as to each of (i) the Money Market Funds Reorganization and (ii) the Municipal Money Market Funds Reorganization. The parties further agree that the consummation of one Reorganization shall not be conditioned on the consummation of any other Reorganization.

3. Representations and Warranties of the Acquired Fund.

   The Acquired Fund represents and warrants to the Acquiring Fund as follows:

   a. Formation and Qualification. The Acquired Fund is a separate investment portfolio of North American Funds, a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. North American Funds is duly qualified, registered or licensed to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquired Fund.

   b. Licenses. The Acquired Fund (or North American Funds on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. North American Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-05797), and such registration has not been suspended, revoked or rescinded and is in full force and effect. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its current taxable year.


   c. Authority. North American Funds, on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of North American Funds or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by North American Funds, on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Financial Statements. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of October 31, 2000, said financial statements having been audited by PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   e. Semi-Annual Report to Shareholders. The Acquiring Fund has been furnished with the Acquired Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   f. Prospectuses and Statement of Additional Information. The Acquiring Fund has been furnished with the North American Funds Prospectuses and the North American Funds Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectuses and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

   h. Material Contracts. There are no material contracts outstanding to which North American Funds on behalf of the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement, the North American Funds Prospectuses or the North American Funds Statement of Additional Information.

   i. No Conflict. The execution and delivery of this Agreement by North American Funds on behalf of the Acquired Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) North American Funds' Declaration of Trust or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which North American Funds on behalf of the Acquired Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

   j. Undisclosed Liabilities. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since April 30, 2001, and those incurred in connection with the Reorganization.

   k. Taxes. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

   l. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

   m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and
(iii) if necessary, receipt of a Section 17 Order.

   n. N-14 Registration Statement. The registration statement filed, or to be filed, by SunAmerica Money Market Funds, Inc. on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in
Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   o. Capitalization. Under the Declaration of Trust of North American Funds, the NAF Money Market Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Institutional Class I shares. The NAF Municipal Money Market Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into three classes designated Class A, Class B and Class C shares. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquired Fund to automatically convert to Class A shares of the Acquired Fund eight years after the purchase thereof, or (ii) in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.


   p. Books and Records. The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4. Representations and Warranties of the Acquiring Fund.

   The Acquiring Fund represents and warrants to the Acquired Fund as follows:

   a. Formation and Qualification. The Acquiring Fund is a separate investment portfolio of SunAmerica Money Market Funds, Inc., a corporation duly incorporated, validly existing and in good standing in conformity with the laws of the State of Maryland, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. SunAmerica

Money Market Funds, Inc. is duly qualified, registered or licensed as a foreign corporation to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquiring Fund. The SunAmerica Municipal Money Market Fund has not yet commenced operations, and the only Shares issued have been to an initial seed investor.

   b. Licenses. The Acquiring Fund (or SunAmerica Money Market Funds, Inc. on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. SunAmerica Money Market Funds, Inc. is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-3807), and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception (if applicable) and intends to continue to so qualify both until consummation of the Reorganization and thereafter.


   c. Authority. SunAmerica Money Market Funds, Inc., on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by SunAmerica Money Market Funds, Inc., on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Financial Statements. In the case of the Money Market Funds Reorganization, the Acquired Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the SunAmerica Money Market Fund as of December 31, 2000, said financial statements having been audited by PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of SunAmerica Money Market Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   e. Semi-Annual Report to Shareholders. The Acquired Fund has been furnished with the SunAmerica Money Market Fund's Semi-Annual Report to Shareholders for the six months ended June 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   f. Prospectuses and Statements of Additional Information. The Acquired Fund has been furnished with the SunAmerica Money Market Funds, Inc. Prospectuses and the SunAmerica Money Market Funds, Inc. Statements of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectuses and Statements of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.


   g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

   h. Material Contracts. There are no material contracts outstanding to which SunAmerica Money Market Funds, Inc. on behalf of the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement, the SunAmerica Money Market Funds, Inc. Prospectuses, or the SunAmerica Money Market Funds, Inc. Statements of Additional Information.


   i. No Conflict. The execution and delivery of this Agreement by SunAmerica Money Market Funds, Inc. on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the SunAmerica Money Market Funds, Inc. Articles of Incorporation or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which SunAmerica Money Market Funds, Inc. on behalf of the Acquiring Fund is a party or to which its assets or properties are subject, or
(iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

   j. Undisclosed Liabilities. In the case of the Money Market Funds Reorganization, the Acquiring Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since June 30, 2001 and those incurred in connection with the Reorganization.


   k. Taxes. In the case of the Money Market Funds Reorganization, the SunAmerica Money Market Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the SunAmerica Money Market Fund have been adequately provided for on its books, and no tax deficiency or liability of the SunAmerica Money Market Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

   l. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) (ii) such actions as shall be necessary to have the Acquiring Fund authorize and offer Class A, Class B, Class II and/or Class I shares, as applicable, and (iii) if necessary, receipt of a
Section 17 Order.


   m. N-14 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   n. Capitalization. Under its Articles of Incorporation, SunAmerica Money Market Funds, Inc. is authorized to issue ten billion (10,000,000,000) shares of common stock, of which three billion (3,000,000,000) shares have been divided and classified as the SunAmerica Money Market Fund and one hundred million (100,000,000) shares have been divided and classified as the SunAmerica Municipal Money Market Fund. The

SunAmerica Money Market Fund is divided into four classes of shares, designated Class A, Class B, Class II and Class I, consisting of one billion (1,000,000,000) Class A shares, one billion (1,000,000,000) Class B shares, five hundred million (500,000,000) Class II shares and five hundred million (500,000,000) Class I shares, in each case par value $0.001 per share. The SunAmerica Municipal Money Market Fund is divided into four classes of shares, designated Class A, Class B, Class II and Class I, consisting of twenty-five million (25,000,000) Class A shares, twenty-five million (25,000,000) Class B shares, twenty-five million (25,000,000) Class II shares and twenty-five million (25,000,000) Class I shares, in each case par value $0.001 per share.


All issued and outstanding shares of the Acquiring Fund, if any, are duly authorized, validly issued, fully paid and nonassessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquiring Fund to automatically convert to Class A shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.


   o. Corresponding Shares.

     i. The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been, or will be, as applicable, duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

     ii. At or prior to the Closing Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. Covenants of the Acquired Fund and the Acquiring Fund.

   a. Special Shareholders' Meeting. The Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

   b. Unaudited Financial Statements.

     i. The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with
  Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     ii. The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with
  Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   c. Share Ledger Records of the Acquiring Fund. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

   d. Conduct of Business. The Acquired Fund and the SunAmerica Money Market Fund each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.


   e. Termination of the Acquired Fund. North American Funds agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts and any other applicable law.

   f. Filing of N-14 Registration Statement. SunAmerica Money Market Funds, Inc., on behalf of the Acquiring Fund, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

   g. Corresponding Shares. The Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

   h. Tax Returns. In the case of the Money Market Funds Reorganization, the Acquired Fund and SunAmerica Money Market Fund each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes. In connection with this provision, SunAmerica Money Market Fund and the Acquired Fund agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

   i. Combined Proxy Statement and Prospectus Mailing. The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

   j. Confirmation of Tax Basis. The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder.

   k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by North American Funds on behalf of the Acquired Fund.

   l. Class I Shares; New Series. SunAmerica Money Market Funds, Inc. on behalf of the Acquiring Fund shall (i) cause a post-effective amendment to its Registration Statement on Form N-1A (the "Acquiring Fund

Post-Effective Amendment") to be filed with the Commission in a timely fashion to register the Class A, Class B, and Class II Shares of the SunAmerica Municipal Money Market Fund in the case of the Municipal Money Market Funds Reorganization and the Class I Shares of the SunAmerica Money Market Fund in the case of the Money Market Funds Reorganization, in each case for sale under the Securities Act prior to the Closing Date, and (ii) prior to the Closing Date, amend or establish, as applicable, the Acquiring Fund's plan under Rule 18f-3 under the Investment Company Act to reflect the addition of such Shares and take such other steps as may be necessary to establish a new class of shares of such Acquiring Fund.

6. Closing Date.

   The closing of the transactions contemplated by this Agreement shall be at the offices of Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022 after the close of the New York Stock Exchange on November 9, 2001, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7. Conditions of the Acquired Fund.

   The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   d. Approval of Board of Directors. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of SunAmerica Money Market Funds, Inc., on behalf of the Acquiring Fund, including a majority of the Directors who are not "interested persons" of North American Funds or SunAmerica Money Market Funds, Inc. as defined in Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquiring Fund. At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of SunAmerica Money Market Funds, Inc. on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a), (b), (d) and (f) have been fulfilled;

     ii. the unaudited financial statements of the Acquiring Fund required by
  Section 5(b)(ii) hereof; and

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Fund in return solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party" to the Reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized to the Acquired Fund as a result of the Asset transfer solely in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution (whether actual or constructive) of the Corresponding Shares to the Acquired Fund shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt of the Assets in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement;
  (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt (whether actual or constructive) of Corresponding Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization;
  (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received (whether actually or constructively) by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided that the Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and, in the case of the Money Market Funds Reorganization, (ix) in accordance with Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, subject to applicable limitations, such as earnings and profits, capital loss carryovers and method of accounting.


   f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquiring Fund since June 30, 2001 other than, if applicable, changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Fund's customary operating expenses, each in the ordinary course of business.

   g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

   i. N-14 Registration Statement; Acquiring Fund Post-Effective Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

   j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the

Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   k. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquired Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. Conditions of the Acquiring Fund.

   The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

   a. Representations and Warranties.

   The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of North American Funds, on behalf of the Acquired Fund, including a majority of the Trustees who are not "interested persons" of North American Funds or SunAmerica Money Market Funds, Inc. within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquired Fund. At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of North American Funds on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c),
  (d) and (f) have been fulfilled;

     ii. the unaudited financial statements of the Acquired Fund required by
  Section 5(b)(i) hereof; and

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof.

   f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since April 30, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

   g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

   i. N-14 Registration Statement; Acquiring Fund Post-Effective Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

   j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   k. Commission Orders or Interpretations. The Acquiring Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquiring Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.


   l. Dividends. Prior to the Closing Date, if applicable, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized as of the Closing Date.


9. Termination, Postponement and Waivers.

   a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

     i. by the Acquired Fund or the Acquiring Fund if:

       (1) the Board of Trustees of North American Funds and the Board of Directors of SunAmerica Money Market Funds, Inc. so mutually agree in writing; or

       (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(3) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

     ii. by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

     iii. by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

   b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of North American Funds and the Board of Directors of SunAmerica Money Market Funds, Inc. to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

   c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, North American Funds or SunAmerica Money Market Funds, Inc., or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

   d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10. Survival of Representations and Warranties.

   The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their officers, trustees, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, directors or agent of the Acquired Fund or the Acquiring Fund, or of North American Funds or SunAmerica Money Market Funds, Inc. against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11. Other Matters.

   a. Obligations under Massachusetts Law. Copies of the North American Funds Declaration of Trust are on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trustees of North American Funds on behalf of the Acquired Fund, as trustees and directors and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the trustees, directors, officers, employees, agents or shareholders of North American Funds individually, but are binding solely upon the assets and property of the Acquired Fund.

   b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

   c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

If to the Acquired Fund, to:         North American Funds
                                     286 Congress Street
                                     Boston, MA 02210
                                     Attention: Nori Gabert, Esq.

With a copy to:                      Sullivan & Worcester LLP
                                     1025 Connecticut Avenue, N.W.
                                     Suite 1000
                                     Washington, DC 20036
                                     Attention: David M. Leahy, Esq.

If to the Acquiring Fund, to:        SunAmerica Money Market Funds, Inc.
                                     733 Third Avenue, Third Floor

                                     New York, NY 10017

                                     Attention: Robert M. Zakem, Esq.

With a copy to:                      Shearman & Sterling
                                     599 Lexington Avenue
                                     New York, New York 10022
                                     Attention: Margery K. Neale, Esq.

   d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

   e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this

Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

   f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

   g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   h. Costs of the Reorganization. All costs of the Reorganization shall be borne by American International Group, Inc. or an affiliate thereof, regardless of whether the Reorganizations are consummated.


   i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

   j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

   k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

   IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

Attest:                                  North American Funds on Behalf of
                                         Money Market Fund

                                         Municipal Money Market Fund

By: _________________________________
  Name:
  Title:                                 By: __________________________________
                                            Name:
                                            Title:

Attest:                                  Sunamerica Money Market Funds, Inc.
                                          on

                                         Behalf of
By: _________________________________    Sunamerica Money Market Fund
  Name:                                  Sunamerica Municipal Money Market
  Title:                                  Fund


                                         By: __________________________________
                                            Name:
                                            Title:

                      STATEMENT OF ADDITIONAL INFORMATION

                      SUNAMERICA MONEY MARKET FUNDS, INC.
                         733 Third Avenue, Third Floor
                               New York, NY 10017
                                 (800) 858-8850

                               ----------------

   This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement and Prospectus (the "Proxy Statement and Prospectus"), dated October 1, 2001, which have been filed with the Securities and Exchange Commission by SunAmerica Money Market Funds, Inc. (sometimes referred to herein as the "Registrant") with respect to the matters described in "General Information" below. Copies of the Proxy Statement and Prospectus may be obtained at no charge upon request by writing to the Registrant at the address indicated above or by calling toll-free 1-800-858-8850. This Statement of Additional Information has been incorporated by reference into the Proxy Statement and Prospectus.


   Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement and Prospectus.


   Further information about the Acquiring Funds is contained in the Acquiring Funds' Prospectus and Statement of Additional Information, each dated April 30, 2001, as supplemented, and the Annual Report to Shareholders of the Existing Acquiring Fund (as defined below) for the year ended December 31, 2000 and the Semi-Annual Report to Shareholders of the Existing Acquiring Fund for the six months ended June 30, 2001. Further information about the Acquired Funds is contained in the Acquired Funds' Prospectuses and Statement of Additional Information, each dated March 1, 2001, as supplemented, the Annual Report to Shareholders of the Acquired Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of the Acquired Funds for the six months ended April 30, 2001.


   The following documents are incorporated herein by reference and accompany this Statement of Additional Information:

  . The Statement of Additional Information of the Existing Acquiring Fund, dated April 30, 2001, as supplemented.


  . The Annual Report to Shareholders of the Existing Acquiring Fund for the year ended December 31, 2000.


  . The Semi-Annual Report to Shareholders of the Existing Acquiring Fund for the six months ended June 30, 2001.


  . The Statement of Additional Information of the Acquired Funds, dated
    March 1, 2001, as supplemented.


  . The Annual Report to Shareholders of the Acquired Funds for the year ended October 31, 2000.

  . The Semi-Annual Report to Shareholders of the Acquired Funds for the six months ended April 30, 2001.

   The Securities and Exchange Commission maintains a web site
(http://www.sec.gov) that contains the prospectuses and combined statements of additional information of the Funds, other material incorporated by reference and other information regarding the Funds.

     The date of this Statement of Additional Information is October 1, 2001.

                               TABLE OF CONTENTS

General Information......................................................... B-3
Financial Statements........................................................ B-4

                              GENERAL INFORMATION

   The shareholders of each separate investment portfolio of North American Funds, a Massachusetts business trust (each an "Acquired Fund" and collectively, the "Acquired Funds"), are being asked to approve or disapprove
(i) a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of the Acquired Funds, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM and (ii) a new subadvisory agreement (the "New Subadvisory Agreement") between AGAM and American General Investment Management, L.P. ("AGIM") or an affiliate thereof, the terms of which are the same in all material respects as the previous subadvisory agreement between AGAM and AGIM. In addition, shareholders of each Acquired Fund are being asked to approve or disapprove an Agreement and Plan of Reorganization (each a "Plan") between each of the Acquired Funds and the respective investment portfolio of SunAmerica Money Market Funds, Inc., a Maryland corporation, set forth below (each an "Acquiring Fund," and collectively, the "Acquiring Funds"):



Acquired Fund                                         Acquiring Fund
-------------                                         --------------
Money Market Fund........................ SunAmerica Money Market Fund
Municipal Money Market Fund.............. SunAmerica Municipal Money Market Fund


   Each Plan provides for the acquisition by an Acquiring Fund of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Fund, solely in exchange for an equal aggregate value of newly issued shares (the "Corresponding Shares") of such Acquiring Fund. Each such transaction is referred to herein as a "Reorganization" and collectively, as the "Reorganizations." Immediately thereafter, and as part of the respective Reorganization, such Acquired Fund will distribute the Corresponding Shares received in such Reorganization to its shareholders. The consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization. The Acquired Funds and the Acquiring Funds are sometimes collectively referred to herein as the "Funds."

   Shareholders will receive the same class of Corresponding Shares as the shares of the respective Acquired Fund held by them immediately prior to the applicable Reorganization although the name of the class may be different. For example, if a shareholder owns Class C shares of an Acquired Fund, he or she will receive Class II shares of the respective Acquiring Fund since the Acquiring Funds do not have a class of shares called Class C. The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of a shareholder's Acquired Fund shares. Because all of the Funds seek to maintain a price per share of $1.00, a shareholder should end up with the same number of shares. In any event, the total dollar value of the shares will be the same.

   A Joint Special Meeting of the Acquired Funds' shareholders to consider the New Investment Advisory Agreement, the New Subadvisory Agreement and the Plans will be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001, at 10:00 a.m., Eastern Time. The approximate mailing date of the Proxy Statement and Prospectus is October 5, 2001.


   For further information about the Reorganizations, see the Proxy Statement and Prospectus.

                              FINANCIAL STATEMENTS

   Unaudited Pro forma financial statements reflecting consummation of the Reorganization relating to the Money Market Funds are not included because the net assets of the Money Market Fund of North American Funds are less than 10% of the net assets of the SunAmerica Money Market Fund. Unaudited Pro forma financial statements reflecting consummation of the Reorganization relating to the Municipal Money Market Funds are not included because the SunAmerica Municipal Money Market Fund is a newly created investment portfolio of SunAmerica Money Market Funds, Inc.


Acquired Funds

   Audited financial statements and accompanying notes for the fiscal year ended October 31, 2000 for the Acquired Funds and the independent auditor's report thereon are incorporated herein by reference from the Acquired Funds' Annual Report to Shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended April 30, 2001 for the Acquired Funds are incorporated herein by reference from the Acquired Funds' Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information.

Acquiring Funds

   Audited financial statements and accompanying notes for the fiscal year ended December 31, 2000 for the Existing Acquiring Fund and the independent auditor's report thereon are incorporated herein by reference from the Existing Acquiring Fund's Annual Report to Shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended June 30, 2001 for the Existing Acquiring Fund are incorporated herein by reference from the Existing Acquiring Fund's Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information.

                                     PART C

                               OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

   Reference is made to Section 5.1 of the Registrant's By-Laws which is set forth below.

5.1 Indemnification of Directors, Officers, Employees and Agents

   1. The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Registrant or any of its shareholders) by reason of the fact that he is or was a Director, officer, employee or agent of the Registrant. The indemnification shall be against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement, actually and reasonably incurred by him in connection with the action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal action or proceedings, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.


   2. The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or on behalf of the Registrant or any of its shareholders to obtain a judgment or decree in its favor by reason of the fact that he is or was a Director, officer, employee or agent of the Registrant. The indemnification shall be against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of the action or suit, if acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; except that such indemnification shall preclude payment upon any liability, whether or not there is an adjudication of liability, arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as described in
Section 17(h) and (i) of the Investment Company Act of 1940 (the "Investment Company Act").

   3. To the extent that a Director, officer, employee or agent of the Registrant has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) or (b) or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

   4. (1) Unless a court orders otherwise, any indemnification under subsections (a) or (b) above may be made by the Registrant only as authorized in the specific case after a determination that indemnification of the Director, officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) or (b).

     (2) The determination shall be made:

       (i) by the Directors, by a majority vote of a quorum which consists of Directors who were not parties to the action, suit or proceeding; or

       (ii) if the required quorum is not obtainable, or if a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion; or

       (iii) by the Shareholders.

     (3) Notwithstanding the provisions of Section 5.1 of the Registrant's By-Laws, no person shall be entitled to indemnification for any liability, whether or not there is an adjudication of liability, arising by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of duties as described in Section 17(h) and (i) of the Investment Company Act ("Disabling Conduct"). A person shall be deemed not liable by reason of Disabling Conduct if, either:

       (i) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the person to be indemnified ("Indemnitee") was not liable by reason of Disabling Conduct; or

       (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, is made by either:

         (A) a majority of a quorum of Directors who are neither
      "interested persons" of the Registrant, as defined in section 2(a)(19) of the Investment Company Act, nor parties to the action, suit or proceeding;

         (B) an independent legal counsel in a written opinion.

   5. Expenses, including attorneys' fees, incurred by a Director, officer, employee or agent of the Registrant in defending a civil or criminal action, suit or proceeding may be paid by the Registrant in advance of the final disposition thereof if:

     (1) authorized in the specific case by the Directors; and

     (2) the Registrant receives an undertaking by or on behalf of the Director, officer, employee or agent of the Registrant to repay the advance if it is not ultimately determined that such person is entitled to be indemnified by the Registrant; and

     (3) either,

       (i)   such person provides a security for his undertaking; or

       (ii) the Registrant is insured against losses by reason of any lawful advances; or

       (iii) a determination, based on a review or readily available facts, that there is reason to believe that such person ultimately will be found entitled to indemnification, is made by either

         (A) A majority of a quorum which consists of Directors who are neither "interested persons" of the Registrant, as defined in section 2(a)(19) of the Investment Company Act, nor parties to the action, suit or proceeding; or

         (B) an independent legal counsel in a written opinion.

   6. The indemnification provided by Section 5.1 of the Registrant's By-Laws shall not be deemed exclusive of any other rights to which a person may be entitled under any by-law, agreement, vote of Shareholders or disinterested Directors or otherwise, both as to action in his official capacity and as to action in another application while holding office, and shall continue as to a person who has ceased to be a Director, officer, employee or agent and inure to the benefit of the heirs, executors and administrators of such person; provided that no person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the property of the Registrant, and no Shareholder, as such, shall be personally liable with respect to any claim for indemnity or reimbursement or otherwise.

   7. The Registrant may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Registrant, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such. However, in no event will the Registrant pay that portion of insurance premiums, if any, attributable to coverage which would indemnify any officer or Director against liability for Disabling Conduct.

   8. Nothing contained in Section 5.1 of the Registrant's By-laws shall be construed to protect any Director or officer of the Registrant against any liability to the Registrant or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

   Reference is made to Section 5.3 of the Registrant's Articles of Incorporation which provides that Directors shall provide for indemnification by the Registrant of any person who is, or has been a Director, officer, employee or agent of the Registrant against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Director, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof, in such manner as the Director may provide from time to time in the By-Laws of the Registrant.

   The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

   Reference is made to Section 5 of the Distribution Agreement (the "Distribution Agreement") between SunAmerica Capital Services, Inc. (the "Distributor") and the Registrant which is set forth below:

     (a) The Registrant will indemnify and hold harmless the Distributor and each person, if any, who controls the Distributor within the meaning of the Investment Company Act against any losses, claims, damages or liabilities to which the Distributor or such controlling person may become subject, under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement Additional Information or any other written sales material prepared by the Registrant or the separate investment portfolios of the Registrant (the "Funds") which is utilized by the Distributor in connection with the sale of shares of beneficial interest of a Fund (the "Shares") or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statements therein not misleading in the light of the circumstances under which they were made; and will reimburse the Distributor and each such controlling person for any legal or other expenses reasonably incurred by the Distributor or such controlling person in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that the Registrant or the Funds will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon any untrue statement or alleged untrue statement or omission or alleged omission made in such Registration Statement, Prospectus or Statement of Additional Information in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and provided, further, that nothing in the Distribution Agreement shall be so construed as to protect the Distributor against any liability to the Registrant or the Funds, or the security holders of the Funds to which the Distributor would otherwise be subject by reason of Disabling Conduct. This indemnity provision will be in addition to any liability which the Registrant may otherwise have.

     (b) The Distributor will indemnify and hold harmless the Registrant, each of its Directors and officers and each person, if any, who controls the Registrant within the meaning of the Investment Company Act, against any losses, claims, damages or liabilities to which the Registrant or any such Director, officer or controlling person may become subject under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement of Additional Information or any sales material not prepared by the Registrant or the Funds which is utilized in connection with the sale of the Shares or arise out of or are based upon the omissions or the alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statement therein not misleading in the light of the circumstances under which they were made, in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and the Distributor will reimburse any legal or other expenses reasonably incurred by the Registrant or any such Director, officer or controlling person in connection with investigating or defending any such loss, claim, damage, liability or action. This indemnity provision will be in addition to any liability which the Distributor may otherwise have.


     Reference is made to Section 7 of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Registrant and SunAmerica Asset Management Corp. ("SAAMCo") which is set forth below.

     7. Liability of Adviser. In the absence of Disabling Conduct on the part of SAAMCo (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo) SAAMCo shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which the Advisory Agreement relates, except to the extent specified in
  Section 36(b) of the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Except for such Disabling Conduct, the Registrant shall indemnify SAAMCo (and its officers, directors, partners, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo) (collectively, the "Indemnified Parties") from any liability arising from SAAMCo's conduct under the Advisory Agreement.

     Indemnification to SAAMCo or any of its personnel or affiliates shall be made when (i) a final decision on the merits rendered, by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of Disabling Conduct or, (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of Disabling Conduct, by (a) the vote of a majority of a quorum of the Directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act nor parties to the proceeding ("disinterested, non-party Directors") or (b) an independent legal counsel in a written opinion. The Registrant may, by vote of a majority of the disinterested, non-party Directors advance attorneys' fees or other expenses incurred by an Indemnified Party in defending a proceeding upon the undertaking by or on behalf of the Indemnified Party to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Directors or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS.


 Exhibit No.
 -----------
      1.     (a) Articles of Incorporation of Registrant. (1)
             (b) Articles of Amendment dated September 23, 1993. (1)
             (c) Articles Supplementary dated September 27, 2001.*

      2.     By-laws of the Registrant. (1)

      3.     Not applicable.

      4.     Form of Agreement and Plan of Reorganization (filed herewith as
             Exhibit II to the Proxy Statement and Prospectus contained in this Registration Statement).

      5. Instrument defining rights of Shareholders (incorporated by reference to Exhibits 1 and 2 above).

      6.     Investment Advisory and Management Agreement between the
             Registrant and SunAmerica Asset Management Corp. (2)

      7.     (a) Distribution Agreement between the Registrant and SunAmerica
                 Capital Services, Inc. (2)
             (b) Form of Dealer Agreement. (3)

      8.     Directors'/Trustees' Retirement Plan. (3)

      9. Custodian Agreement between the Registrant and State Street Bank and Trust Company. (4)

     10.     (a) Form of Distribution Plan pursuant to Rule 12b-1 (Class A shares). (2)
             (b) Form of Distribution Plan pursuant to Rule 12b-1 (Class B shares). (2)
             (c) Form of Distribution Plan pursuant to Rule 12b-1 (Class II shares). (2)
             (d) Plan pursuant to Rule 18f-3. (3)

     11.     Opinion and consent of Robert M. Zakem, Esq.*

     12.     (a) Opinion and consent of Shearman & Sterling, counsel to the
                 Registrant, regarding certain tax matters relating to the Reorganization between the Money Market Fund of North
                 American Funds and the SunAmerica Money Market Fund of
                 SunAmerica Money Market Funds, Inc. (5)
             (b) Opinion and consent of Shearman & Sterling, counsel to the
                 Registrant, regarding certain tax matters relating to the Reorganization between the Municipal Money Market Fund of
                 North American Funds and the SunAmerica Municipal Money
                 Market Fund of SunAmerica Money Market Funds, Inc. (5)

     13.     (a) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (4)
             (b) Service Agreement, as amended, between the Registrant and
                 SunAmerica Fund Services, Inc. (2)

     14.     (a) Consents of PricewaterhouseCoopers LLP.*
             (b) Consent of Ernst & Young LLP.*

     15.     Not applicable.

     16.     Power of Attorney.*

     17.     (a) Prospectus, dated April 30, 2001, of SunAmerica Money Market
                 Funds, Inc., as supplemented. (6)
             (b) Prospectus dated March 1, 2001 of North American Funds (Class
                 A shares, Class B shares and Class C shares). (7)
             (c) Prospectus dated March 1, 2001 of North American Funds
                 (Institutional Class I shares). (7)
             (d) Statement of Additional Information, dated April 30, 2001, of
                 SunAmerica Money Market Funds, Inc., as supplemented. (6)

 Exhibit No.
 -----------
             (e) Statement of Additional Information dated March 1, 2001 of
                 North American Funds. (7)
             (f) Semi-Annual Report to Shareholders of SunAmerica Money Market
                 Funds, Inc. for the six-month period ended June 30, 2001. (8)
             (g) Semi-Annual Report to Shareholders of North American Funds
                 for the six-month period ended April 30, 2001. (9)
             (h) Annual Report to Shareholders of SunAmerica Money Market
                 Funds, Inc. for the year ended December 31, 2000. (10)
             (i) Annual Report to Shareholders of North American Funds for the
                 year ended October 31, 2000. (11)
             (j) President's Letter. *
             (k) Q&A. *
             (l) Forms of Proxy Cards. *
             (m) Form of Investment Advisory Agreement between North American
                 Funds and American General Asset Management Corp. (filed
                 herein as Exhibit 1A to the Proxy Statement and Prospectus contained in this Registration Statement).
             (n) Form of Subadvisory Agreement between American General Asset
                 Management Corp. and American General Investment Management,
                 L.P. or an affiliate thereof (filed herewith as Exhibit IB to the Proxy Statement and Prospectus contained in this
                 Registration Statement).

--------
  *Filed herewith.
 (1) Previously filed with Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No 2-85370) on April 26, 1996, and incorporated herein by this reference.
 (2) Previously filed with Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) on April 30, 1999, and incorporated herein by this reference.
 (3) Previously filed with Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) on July 21, 1997, and incorporated herein by this reference.
 (4) Previously filed with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) on April 27, 1995 and incorporated herein by this reference.
 (5) To be filed by amendment.

 (6) Previously filed with Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) on April 30, 2001, and incorporated herein by this reference.

 (7) Previously filed with Post-Effective Amendment No. 35 to North American Funds' Registration Statement on Form N-1A (File No. 33-27958) on March 1, 2001, and incorporated herein by this reference.

 (8) Previously filed on Form N-30D of SunAmerica Money Market Funds, Inc. (File No. 811-3807) on August 29, 2001, and incorporated herein by this reference.

 (9) Previously filed on Form N-30D of North American Funds (File No. 811-05797) on July 3, 2001, and incorporated herein by this reference.
(10) Previously filed on Form N-30D of SunAmerica Money Market Funds, Inc. (File No. 811-3807) on February 28, 2000, and incorporated herein by this reference.
(11) Previously filed on Form N-30D of North American Funds (File No. 811-05797) on January 17, 2001, and incorporated herein by this reference.


ITEM 17. UNDERTAKINGS.

   (a) The undersigned Registrant agrees to prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

   (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

   (c) The undersigned Registrant undertakes to file, by post-effective amendment, the opinions of counsel received as to certain tax matters, within a reasonable time after receipt of such opinion.

                                   SIGNATURES

   As required by the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the city of New York, and State of New York, on the 28th day of September, 2001.


                                          SunAmerica Money Market Funds, Inc.
                                          (Registrant)

                                                  /s/ Peter A. Harbeck
                                          By: _________________________________
                                                     Peter A. Harbeck,
                                                   President and Director

   As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


              Signature                          Title                   Date
              ---------                          -----                   ----

       /s/ Peter A. Harbeck            President and Director     September 28, 2001
______________________________________  (Principal Executive
           Peter A. Harbeck             Officer)

                  *                    Treasurer (Principal
______________________________________  Financial and Accounting
           Peter C. Sutton              Officer)

                  *                    Director
______________________________________
         S. James Coppersmith

                  *                    Director
______________________________________
         Samuel M. Eisenstat

                  *                    Director
______________________________________
          Stephen J. Gutman

                  *                    Director
______________________________________
          Sebastiano Sterpa

       /s/ Peter A. Harbeck                                       September 28, 2001
*By: _________________________________
          (Peter A. Harbeck,
          Attorney-in-fact)

                                 EXHIBIT INDEX


 Exhibit No.
 -----------
    1(c).    Articles Supplementary dated September
             27, 2001.

    11.      Opinion and consent of Robert M.
             Zakem, Esq.

    14.      (a)Consents of PricewaterhouseCoopers
             LLP.
             (b)Consent of Ernst & Young.

    16.      Power of Attorney.

    17.      (j)President's Letter.
             (k)Q&A.
             (l)Forms of Proxy Cards.